PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2025 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments 97.8%
Asset-Backed Securities 9.4%
Canada 0.2%
Evergreen Credit Card Trust, Series 2024-CRT04, Class C, 144A	5.640%	10/15/28		5,600	$5,627,131
Cayman Islands 1.0%
Battalion CLO Ltd., Series 2015-08A, Class A1R2, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)	5.661(c)	07/18/30		707	708,176
Carlyle CLO Ltd., Series C17A, Class A1AR, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 0.000%)	5.602(c)	04/30/31		1,847	1,847,604
Mountain View CLO Ltd., Series 2015-09A, Class A2R, 144A, 3 Month SOFR + 2.042% (Cap N/A, Floor 0.000%)	6.359(c)	07/15/31		5,750	5,767,840
OZLM Ltd., Series 2018-20A, Class A1, 144A, 3 Month SOFR + 1.312% (Cap N/A, Floor 1.050%)	5.637(c)	04/20/31		365	365,187
Shackleton CLO Ltd.,
Series 2014-05RA, Class A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 0.262%)	5.660(c)	05/07/31		1,242	1,242,627
Series 2014-05RA, Class B, 144A, 3 Month SOFR + 1.962% (Cap N/A, Floor 0.262%)	6.260(c)	05/07/31		6,500	6,517,359

Voya CLO Ltd., Series 2013-02A, Class A1R, 144A, 3 Month SOFR + 1.232% (Cap N/A, Floor 0.970%)	5.550(c)	04/25/31		802	802,743
Zais CLO Ltd., Series 2015-03A, Class A2R, 144A, 3 Month SOFR + 2.452% (Cap N/A, Floor 0.000%)	6.769(c)	07/15/31		8,500	8,532,286
					25,783,822
Germany 0.3%
Vantage Data Centers Germany Borrower Lux Sarl, Series 2025-01A, Class A2, 144A	4.292	06/28/50	EUR	7,900	9,083,096
Ireland 5.7%
Anchorage Capital Europe CLO DAC, Series 04A, Class A, 144A, 3 Month EURIBOR + 0.870% (Cap N/A, Floor 0.870%)	2.809(c)	04/25/34	EUR	4,000	4,569,924
BNPP AM Euro CLO DAC, Series 2018-01A, Class AR, 144A, 3 Month EURIBOR + 0.600% (Cap N/A, Floor 0.600%)	2.626(c)	04/15/31	EUR	9,981	11,303,708
Capital Four CLO DAC, Series 02A, Class A, 144A, 3 Month EURIBOR + 1.050% (Cap N/A, Floor 1.050%)	3.076(c)	01/15/34	EUR	22,227	25,501,952
Carlyle Euro CLO DAC, Series 2019-01A, Class A1R, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)	2.725(c)	03/15/32	EUR	15,562	17,729,808
CIFC European Funding CLO DAC,
Series 03A, Class A, 144A, 3 Month EURIBOR + 1.050% (Cap N/A, Floor 1.050%)	3.076(c)	01/15/34	EUR	15,000	17,118,008
Series 03A, Class B2, 144A	2.000	01/15/34	EUR	11,500	12,458,938

Henley CLO DAC, Series 04A, Class A, 144A, 3 Month EURIBOR + 0.900% (Cap N/A, Floor 0.900%)	2.839(c)	04/25/34	EUR	5,000	5,697,441
Invesco Euro CLO DAC, Series 01A, Class A2R, 144A	0.800	07/15/31	EUR	21,128	23,387,622
Palmer Square European CLO DAC, Series 2025-01A, Class A, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)	3.749(c)	10/15/39	EUR	13,000	14,815,483
Penta CLO DAC, Series 2017-03A, Class A1R, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)	3.292(c)	10/17/38	EUR	13,000	14,820,778
					147,403,662
Spain 0.1%
LSF11 Boson Investments Sarl Compartment 2, Series 2021-NPLA, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap N/A, Floor 0.000%)	4.049(c)	11/25/60	EUR	232	258,164
TFS,
Series 2018-03, Class A1^	0.000(s)	04/16/40	EUR	—(r)	1
Series 2018-03, Class A1, 1 Month EURIBOR + 3.250%^	5.144(c)	03/15/26	EUR	2,018	1,715,446
					1,973,611

PGIM Global Total Return Fund

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
United Kingdom 0.5%
Apidos CLO Ltd., Series 2023-44A, Class A1R, 144A, 3 Month SOFR + 1.360% (Cap N/A, Floor 1.360%)	5.674%(c)	10/26/37		10,000	$10,030,866
NewDay Funding, Series 2024-01A, Class B, 144A, SONIA + 1.650% (Cap N/A, Floor 0.000%)	5.874(c)	03/15/32	GBP	2,600	3,467,035
					13,497,901
United States 1.6%
Ally Bank Auto Credit-Linked Notes, Series 2024-B, Class E, 144A	6.678	09/15/32		2,863	2,879,884
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2002-02, Class M3, 1 Month SOFR + 2.769% (Cap N/A, Floor 2.655%)	4.613(c)	08/25/32		83	82,300
Series 2002-03, Class M3, 1 Month SOFR + 2.964% (Cap N/A, Floor 2.850%)	7.317(c)	08/25/32		54	56,254

Bayview Opportunity Master Fund VII Trust, Series 2024-CAR1F, Class A, 144A	6.971	07/29/32		796	796,925
Chase Funding Trust, Series 2003-04, Class 2A2, 1 Month SOFR + 0.714% (Cap N/A, Floor 0.600%)	5.067(c)	05/25/33		251	247,726
EquiFirst Mortgage Loan Trust, Series 2004-01, Class 1A1, 1 Month SOFR + 0.594% (Cap N/A, Floor 0.480%)	4.947(c)	01/25/34		311	304,382
Ford Credit Auto Owner Trust, Series 2020-02, Class C, 144A	1.740	04/15/33		1,300	1,290,914
GreenSky Home Improvement Trust, Series 2024-01, Class A4, 144A	5.670	06/25/59		146	148,530
Huntington Bank Auto Credit-Linked Notes, Series 2024-02, Class C, 144A, 30 Day Average SOFR + 2.600% (Cap N/A, Floor 0.000%)	6.948(c)	10/20/32		2,221	2,229,594
JPMorgan Chase Bank NA,
Series 2021-01, Class R, 144A	28.348	09/25/28		732	733,934
Series 2021-03, Class F, 144A	3.694	02/26/29		126	125,504
Laurel Road Prime Student Loan Trust,
Series 2018-A, Class A, 144A	0.000	02/25/43		3,430	492,598
Series 2018-C, Class A, 144A	0.000(cc)	08/25/43		481	465,606
Series 2019-A, Class R, 144A	0.000	10/25/48		1,210	432,046

Lending Funding Trust, Series 2020-02A, Class A, 144A	2.320	04/21/31		1,100	1,072,924
MASTR Asset-Backed Securities Trust, Series 2004-WMC02, Class M1, 1 Month SOFR + 1.014% (Cap N/A, Floor 0.900%)	5.367(c)	04/25/34		586	577,953
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2002-AM03, Class A3, 1 Month SOFR + 1.094% (Cap N/A, Floor 0.980%)	5.447(c)	02/25/33		29	28,975
OneMain Direct Auto Receivables Trust, Series 2019-01A, Class B, 144A	3.950	11/14/28		1,300	1,292,297
OneMain Financial Issuance Trust,
Series 2023-02A, Class C, 144A	6.740	09/15/36		1,300	1,333,938
Series 2023-02A, Class D, 144A	7.520	09/15/36		3,700	3,792,871
RCKT Mortgage Trust,
Series 2024-CES01, Class A1A, 144A	6.025(cc)	02/25/44		1,237	1,241,500
Series 2024-CES05, Class A1A, 144A	5.846(cc)	08/25/44		590	592,765
Series 2024-CES06, Class A1A, 144A	5.344(cc)	09/25/44		5,358	5,365,965
Series 2024-CES07, Class A1A, 144A	5.158(cc)	10/25/44		2,715	2,699,922
Santander Consumer Auto Receivables Trust,
Series 2021-AA, Class D, 144A	1.570	01/15/27		721	717,069
Series 2021-AA, Class R, 144A	0.000	08/15/28		6	372,438

Santander Drive Auto Receivables Trust, Series 2023-06, Class C	6.400	03/17/31		500	515,035
Sunrun Vesta Issuer LLC,
Series 2024-03A, Class A1, 144A	5.490	10/30/59		914	884,029
Series 2024-03A, Class A2, 144A	5.880	10/30/59		3,771	3,573,156
Towd Point Mortgage Trust,
Series 2024-CES01, Class A1A, 144A	5.848(cc)	01/25/64		538	538,834

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
United States (cont’d.)
Towd Point Mortgage Trust, (cont’d.)
Series 2024-CES02, Class A1A, 144A	6.125%(cc)	02/25/64		395	$397,491
Series 2024-CES05, Class A1, 144A	5.167(cc)	09/25/64		4,905	4,879,725
					40,163,084

Total Asset-Backed Securities (cost $249,965,627)					243,532,307
Commercial Mortgage-Backed Securities 3.7%
Canada 0.2%
BX Commercial Mortgage Trust, Series 2024-PURE, Class A, 144A, CORRA + 1.900% (Cap N/A, Floor 1.900%)	4.655(c)	11/15/41	CAD	7,100	5,184,188
Real Estate Asset Liquidity Trust, Series 2020-01A, Class A1, 144A	2.381(cc)	02/12/55	CAD	1,102	771,835
					5,956,023
United Kingdom 0.5%
Taurus DAC,
Series 2021-UK01A, Class D, 144A, SONIA + 2.600% (Cap N/A, Floor 2.600%)	6.837(c)	05/17/31	GBP	546	722,586
Series 2021-UK04A, Class C, 144A, SONIA + 1.750% (Cap N/A, Floor 1.750%)	5.987(c)	08/17/31	GBP	5,126	6,786,613
Series 2021-UK04A, Class D, 144A, SONIA + 2.100% (Cap N/A, Floor 2.100%)	6.337(c)	08/17/31	GBP	4,636	6,134,553
					13,643,752
United States 3.0%
20 Times Square Trust,
Series 2018-20TS, Class G, 144A(x)	3.100(cc)	05/15/35		1,000	865,000
Series 2018-20TS, Class H, 144A(x)	3.100(cc)	05/15/35		1,000	840,000

Benchmark Mortgage Trust, Series 2020-B17, Class A4	2.042	03/15/53		6,200	5,558,921
BXMT Ltd., Series 2025-FL05, Class A, 144A, 1 Month SOFR + 1.639% (Cap N/A, Floor 1.639%)	5.989(c)	10/18/42		2,600	2,592,931
CF Mortgage Trust, Series 2020-P01, Class A1, 144A	2.840(cc)	04/15/52		9,103	9,043,388
Citigroup Commercial Mortgage Trust,
Series 2014-GC21, Class XB, IO	0.000(cc)	05/10/47		6,762	68
Series 2016-GC37, Class XB, IO	0.677(cc)	04/10/49		33,868	64,542
Series 2016-P04, Class XB, IO	1.309(cc)	07/10/49		9,100	82,379
Series 2017-P08, Class A2	3.109	09/15/50		1,738	1,698,048

Commercial Mortgage Trust, Series 2014-UBS04, Class XB, IO, 144A	0.215(cc)	08/10/47		50,000	108,525
Eleven Madison Mortgage Trust, Series 2015-11MD, Class C, 144A	3.555(cc)	09/10/35		500	484,050
ELP Commercial Mortgage Trust, Series 2021-ELP, Class F, 144A, 1 Month SOFR + 2.781% (Cap N/A, Floor 2.667%)	7.123(c)	11/15/38		13,487	13,479,188
FHLMC Multifamily Structured Pass-Through Certificates,
Series K052, Class X1, IO	0.611(cc)	11/25/25		3,807	4,551
Series K053, Class X1, IO	0.884(cc)	12/25/25		37,349	77,123
Series K054, Class X1, IO	1.178(cc)	01/25/26		24,874	86,829
Series K058, Class X1, IO	0.896(cc)	08/25/26		37,284	263,338
Series K090, Class X1, IO	0.706(cc)	02/25/29		22,433	506,725
Series K111, Class X1, IO	1.566(cc)	05/25/30		28,946	1,769,993
Series K113, Class X1, IO	1.374(cc)	06/25/30		117,416	6,339,466
Series K114, Class X1, IO	1.113(cc)	06/25/30		74,747	3,363,889
Series K116, Class X1, IO	1.414(cc)	07/25/30		48,288	2,688,869
Series K121, Class X1, IO	1.016(cc)	10/25/30		124,432	5,208,305
Series KG03, Class X1, IO	1.367(cc)	06/25/30		99,612	5,272,279

PGIM Global Total Return Fund

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Commercial Mortgage-Backed Securities (Continued)
United States (cont’d.)
FHLMC Multifamily Structured Pass-Through Certificates, (cont’d.)
Series Q001, Class XA, IO	2.081%(cc)	02/25/32		5,134	$313,241
GS Mortgage Securities Trust,
Series 2014-GC22, Class XB, IO	0.182(cc)	06/10/47		35,000	58,618
Series 2014-GC24, Class XB, IO	0.021(cc)	09/10/47		83,262	833
Series 2014-GC26, Class XB, IO	0.184(cc)	11/10/47		53,868	539

JPMCC Commercial Mortgage Securities Trust, Series 2017-JP06, Class A3	3.109	07/15/50		2,240	2,180,756
JPMDB Commercial Mortgage Securities Trust, Series 2020-COR07, Class A4	1.915	05/13/53		5,000	4,233,853
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2018-AON, Class E, 144A	4.613(cc)	07/05/31		3,249	738,499
Morgan Stanley Capital I Trust, Series 2020-HR08, Class XB, IO	0.855(cc)	07/15/53		54,413	2,115,534
ONE Mortgage Trust, Series 2021-PARK, Class C, 144A, 1 Month SOFR + 1.214% (Cap N/A, Floor 1.100%)	5.556(c)	03/15/36		1,500	1,448,270
Wells Fargo Commercial Mortgage Trust,
Series 2016-C35, Class XB, IO	0.912(cc)	07/15/48		24,000	142,452
Series 2016-LC24, Class XB, IO	0.973(cc)	10/15/49		20,910	195,228
Series 2021-FCMT, Class B, 144A, 1 Month SOFR + 1.964% (Cap N/A, Floor 1.850%)	6.306(c)	05/15/31		1,800	1,795,602
Series 2021-FCMT, Class C, 144A, 1 Month SOFR + 2.514% (Cap N/A, Floor 2.400%)	6.856(c)	05/15/31		1,700	1,695,845
Series 2021-FCMT, Class D, 144A, 1 Month SOFR + 3.614% (Cap N/A, Floor 3.500%)	7.956(c)	05/15/31		2,200	2,194,622
					77,512,299

Total Commercial Mortgage-Backed Securities (cost $103,041,119)					97,112,074
Corporate Bonds 41.7%
Brazil 0.8%
Petrobras Global Finance BV,
Gtd. Notes	5.375	10/01/29	GBP	8,000	10,369,744
Gtd. Notes	6.625	01/16/34	GBP	6,800	8,752,542

Suzano Austria GmbH, Gtd. Notes	6.000	01/15/29		200	205,262
					19,327,548
Bulgaria 0.5%
Bulgarian Energy Holding EAD, Sr. Unsec’d. Notes	2.450	07/22/28	EUR	12,200	13,431,032
Canada 0.6%
Barrick PD Australia Finance Pty Ltd., Gtd. Notes	5.950	10/15/39		50	51,358
Bombardier, Inc.,
Sr. Unsec’d. Notes, 144A	6.000	02/15/28		150	150,563
Sr. Unsec’d. Notes, 144A	7.125	06/15/26		1,509	1,508,057
Sr. Unsec’d. Notes, 144A	7.875	04/15/27		80	80,200
Brookfield Residential Properties, Inc./Brookfield Residential US LLC,
Gtd. Notes, 144A	4.875	02/15/30		1,370	1,241,932
Gtd. Notes, 144A	6.250	09/15/27		1,275	1,271,812
Sr. Unsec’d. Notes, 144A	5.000	06/15/29		1,675	1,554,065
Cenovus Energy, Inc.,
Sr. Unsec’d. Notes(a)	2.650	01/15/32		1,340	1,157,428
Sr. Unsec’d. Notes	3.750	02/15/52		955	644,891

Hydro-Quebec, Local Gov’t. Gtd. Notes, Series JT, SOFR Index + 0.491%	4.922(c)	09/30/25(oo)		500	403,787

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Canada (cont’d.)

Ontario Electricity Financial Corp., Local Gov’t. Gtd. Notes, Series 40	4.026%(s)	04/11/31	CAD	10,000	$5,931,654
Ontario Teachers’ Cadillac Fairview Properties Trust, Sr. Unsec’d. Notes, 144A	2.500	10/15/31		1,775	1,550,552
Rogers Communications, Inc., Gtd. Notes	3.250	05/01/29	CAD	700	498,735
Royal Bank of Canada, Sr. Unsec’d. Notes, EMTN	3.650	03/10/26	CNH	3,000	420,262
					16,465,296
Chile 0.2%
Chile Electricity Lux Mpc II Sarl,
Gov’t. Gtd. Notes(a)	5.672	10/20/35		2,245	2,279,236
Gov’t. Gtd. Notes, 144A	5.580	10/20/35		2,004	2,023,924
Gov’t. Gtd. Notes, 144A	5.672	10/20/35		1,655	1,680,239
					5,983,399
China 0.6%
Agricultural Development Bank of China, Sr. Unsec’d. Notes	3.800	10/27/30	CNH	55,000	8,392,038
Aircraft Finance Co. Ltd., Sr. Sec’d. Notes, Series B	4.100	03/29/26		549	545,127
China Development Bank,
Sr. Unsec’d. Notes	4.300	08/02/32	CNH	27,000	4,323,067
Unsec’d. Notes	4.200	01/19/27	CNH	16,000	2,300,161
					15,560,393
Denmark 0.2%
Danske Bank A/S, Sr. Non-Preferred Notes, 144A	1.621(ff)	09/11/26		4,645	4,625,675
France 2.3%
Agence Francaise de Developpement EPIC, Sr. Unsec’d. Notes	3.000	01/17/34	EUR	5,000	5,569,969
Banque Federative du Credit Mutuel SA, Sr. Preferred Notes, Series 19	0.999	10/15/25	JPY	200,000	1,326,362
BNP Paribas SA, Sub. Notes, EMTN	4.625	03/09/27	AUD	370	236,456
BPCE SA,
Sr. Non-Preferred Notes, Series 03	0.989	07/12/28	JPY	300,000	1,943,371
Sr. Preferred Notes, EMTN	3.610	01/25/29	CNH	4,000	564,705

Caisse des Depots et Consignations, Sr. Unsec’d. Notes, EMTN	3.063	10/09/30	EUR	1,300	1,484,110
Credit Agricole SA, Sub. Notes, EMTN	4.200(ff)	05/29/34	AUD	400	245,806
Gestion Securite de Stocks Securite SA,
Sr. Unsec’d. Notes, EMTN	2.875	09/07/32	EUR	1,100	1,221,406
Sr. Unsec’d. Notes, EMTN	3.000	11/25/31	EUR	2,000	2,268,626

La Poste SA, Sr. Unsec’d. Notes, EMTN	1.375	04/21/32	EUR	2,400	2,439,110
Regie Autonome des Transports Parisiens EPIC,
Sr. Unsec’d. Notes, EMTN	0.350	06/20/29	EUR	1,000	1,042,657
Sr. Unsec’d. Notes, EMTN	1.875	05/25/32	EUR	5,500	5,742,370
SNCF Reseau,
Sr. Unsec’d. Notes, EMTN	1.500	05/29/37	EUR	1,700	1,519,912
Sr. Unsec’d. Notes, Series MPLE	4.700	06/01/35	CAD	6,400	4,676,490

PGIM Global Total Return Fund

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
France (cont’d.)
Societe Generale SA,
Sr. Non-Preferred Notes, 144A	2.889%(ff)	06/09/32		1,685	$1,489,777
Sr. Non-Preferred Notes, 144A	3.337(ff)	01/21/33		4,915	4,365,365
Sr. Non-Preferred Notes, 144A, MTN	6.691(ff)	01/10/34		805	862,360
Sr. Non-Preferred Notes, EMTN	3.550	06/16/29	CNH	13,000	1,824,126
Sub. Notes, EMTN	5.000	05/19/27	AUD	220	140,900

Societe Nationale SNCF SACA, Sr. Unsec’d. Notes, EMTN	1.500	02/02/29	EUR	3,200	3,504,561
Sogecap SA, Sub. Notes	6.500(ff)	05/16/44	EUR	3,900	5,053,302
TDF Infrastructure SASU, Sr. Unsec’d. Notes	4.125	10/23/31	EUR	4,100	4,731,098
TotalEnergies SE, Jr. Sub. Notes, Series NC7, EMTN	1.625(ff)	10/25/27(oo)	EUR	5,500	6,034,323
					58,287,162
Germany 1.2%
Deutsche Bahn AG,
Jr. Sub. Notes, Series CB(a)	1.600(ff)	07/18/29(oo)	EUR	4,200	4,408,135
Sr. Unsec’d. Notes, MTN	1.987	07/08/30	AUD	1,000	567,903

Deutsche Bank AG, Sr. Non-Preferred Notes	2.129(ff)	11/24/26		3,760	3,728,034
Hamburg Commercial Bank AG, Sub. Notes, EMTN, SOFR + 0.667%	5.016(c)	03/21/31		8,160	7,936,204
Volkswagen Bank GmbH, Sr. Non-Preferred Notes, EMTN	4.625	05/03/31	EUR	11,000	13,286,809
					29,927,085
Hong Kong 0.5%
HKT Capital No. 3 Ltd., Gtd. Notes	1.650	04/10/27	EUR	9,300	10,139,631
Sun Hung Kai Properties Capital Market Ltd.,
Gtd. Notes, EMTN	3.150	07/11/28	CNH	13,000	1,831,653
Gtd. Notes, EMTN	3.160	01/25/28	CNH	4,000	562,663
Gtd. Notes, EMTN	3.200	08/14/27	CNH	5,000	703,424
					13,237,371
Hungary 0.2%
MFB Magyar Fejlesztesi Bank Zrt, Gov’t. Gtd. Notes	0.375	06/09/26	EUR	100	111,980
MVM Energetika Zrt, Sr. Unsec’d. Notes	0.875	11/18/27	EUR	5,430	5,855,897
					5,967,877
Iceland 0.2%
Landsvirkjun, Gov’t. Gtd. Notes, EMTN, 3 Month EURIBOR + 0.090%	2.034(c)	07/24/26	EUR	5,600	6,320,166
India 0.8%
NTPC Ltd., Sr. Unsec’d. Notes, EMTN	2.750	02/01/27	EUR	12,350	14,050,693
Power Finance Corp. Ltd., Sr. Unsec’d. Notes, GMTN	1.841	09/21/28	EUR	6,419	6,970,302
					21,020,995

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Indonesia 0.5%
Freeport Indonesia PT, Sr. Unsec’d. Notes, EMTN	5.315%	04/14/32		2,490	$2,502,450
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara,
Sr. Unsec’d. Notes	1.875	11/05/31	EUR	7,500	7,494,474
Sr. Unsec’d. Notes	2.875	10/25/25	EUR	3,536	4,035,203
					14,032,127
Israel 0.7%
Israel Electric Corp. Ltd.,
Sec’d. Notes, 144A, GMTN	3.750	02/22/32		600	541,500
Sr. Sec’d. Notes	7.875	12/15/26		5,889	6,097,117
Sr. Sec’d. Notes, EMTN	3.700	05/23/30	JPY	200,000	1,343,043
Sr. Sec’d. Notes, EMTN	7.750	12/15/27		8,650	9,116,927
					17,098,587
Italy 0.6%
Cassa Depositi e Prestiti SpA,
Sr. Unsec’d. Notes, EMTN	3.375	02/11/32	EUR	2,200	2,523,347
Sr. Unsec’d. Notes, EMTN	4.750	10/18/30	EUR	1,500	1,843,163
Intesa Sanpaolo SpA,
Sr. Non-Preferred Notes, 144A(a)	7.778(ff)	06/20/54		1,140	1,300,803
Sub. Notes, 144A	4.198(ff)	06/01/32		1,430	1,324,253

UniCredit SpA, Sr. Preferred Notes, 144A(a)	1.982(ff)	06/03/27		8,485	8,294,293
					15,285,859
Jamaica 0.2%
Digicel Group Holdings Ltd.,
Sr. Sec’d. Notes, Series 1B14, 144A	0.000	12/31/30		351	35
Sr. Sec’d. Notes, Series 3B14, 144A^	0.000	12/31/30		236	—

Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./DIFL US LLC, Sr. Sec’d. Notes, Cash coupon 9.000% and PIK 2.250%	11.250	05/25/27		5,271	5,275,342
Digicel International Finance Ltd./Difl US LLC, Sr. Sec’d. Notes, 144A	8.625	08/01/32		775	780,658
					6,056,035
Japan 0.1%
Nomura International Funding Pte Ltd., Gtd. Notes, EMTN	3.130	01/07/31	CNH	10,000	1,388,759
NTT Finance Corp., Sr. Unsec’d. Notes, 144A	4.876	07/16/30		2,375	2,387,071
					3,775,830
Luxembourg 1.0%
Blackstone Property Partners Europe Holdings Sarl,
Sr. Unsec’d. Notes, EMTN	1.000	10/20/26	EUR	1,700	1,905,682
Sr. Unsec’d. Notes, EMTN	1.000	05/04/28	EUR	9,850	10,709,354
Sr. Unsec’d. Notes, EMTN	1.625	04/20/30	EUR	2,400	2,522,864

Logicor Financing Sarl, Gtd. Notes, EMTN	1.625	07/15/27	EUR	4,300	4,801,460

PGIM Global Total Return Fund

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Luxembourg (cont’d.)

P3 Group Sarl, Sr. Unsec’d. Notes, EMTN	1.625%	01/26/29	EUR	1,900	$2,053,318
SELP Finance Sarl, Gtd. Notes, EMTN	3.750	08/10/27	EUR	2,500	2,906,893
					24,899,571
Malta 0.1%
Freeport Terminal Malta PLC, Gov’t. Gtd. Notes, 144A	7.250	05/15/28		3,000	3,154,828
Mexico 2.0%
Comision Federal de Electricidad, Sr. Unsec’d. Notes, EMTN	5.000	09/29/36		9,960	8,864,201
Mexico City Airport Trust,
Sr. Sec’d. Notes	3.875	04/30/28		389	377,525
Sr. Sec’d. Notes	5.500	07/31/47		3,137	2,627,802
Petroleos Mexicanos,
Gtd. Notes	4.750	02/26/29	EUR	2,500	2,797,366
Gtd. Notes	5.350	02/12/28		407	396,105
Gtd. Notes	5.950	01/28/31		1,050	974,607
Gtd. Notes	6.500	03/13/27		194	194,077
Gtd. Notes	6.700	02/16/32		698	661,320
Gtd. Notes	6.840	01/23/30		4,050	3,842,842
Gtd. Notes	6.875	10/16/25		100	99,875
Gtd. Notes	9.500	09/15/27		1,000	1,059,450
Gtd. Notes	9.500	09/15/27		6,378	6,629,931
Gtd. Notes	10.000	02/07/33		2,000	2,230,220
Gtd. Notes, 144A	6.700	02/16/32		1,800	1,705,410
Gtd. Notes, EMTN	2.750	04/21/27	EUR	3,000	3,318,769
Gtd. Notes, EMTN	4.875	02/21/28	EUR	14,500	16,418,123
Gtd. Notes, EMTN	6.750	09/21/47		28	21,689
Gtd. Notes, EMTN	6.875	08/04/26		30	29,952
					52,249,264
Netherlands 0.4%
ABN AMRO Bank NV, Sr. Non-Preferred Notes, 144A, MTN	6.575(ff)	10/13/26		5,800	5,820,161
Cooperatieve Rabobank UA,
Sr. Preferred Notes, GMTN	3.500	12/14/26	AUD	2,882	1,820,209
Sr. Preferred Notes, GMTN	9.298(s)	03/11/39	MXN	22,000	281,861

ING Groep NV, Sr. Unsec’d. Notes	5.066(ff)	03/25/31		1,995	2,021,677
NXP BV/NXP Funding LLC/NXP USA, Inc.,
Gtd. Notes	3.150	05/01/27		575	561,631
Gtd. Notes(a)	3.400	05/01/30		725	685,652
					11,191,191
Paraguay 0.1%
Bioceanico Sovereign Certificate Ltd., Sr. Sec’d. Notes	2.660(s)	06/05/34		4,422	3,502,174
Peru 0.1%
Lima Metro Line 2 Finance Ltd.,
Sr. Sec’d. Notes	4.350	04/05/36		1,653	1,556,656
Sr. Sec’d. Notes	5.875	07/05/34		78	79,155
					1,635,811

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Philippines 0.3%
Bangko Sentral ng Pilipinas International Bond, Sr. Unsec’d. Notes, Series A	8.600%	06/15/27		3,560	$3,828,816
Power Sector Assets & Liabilities Management Corp., Gov’t. Gtd. Notes	9.625	05/15/28		4,320	4,895,100
					8,723,916
Poland 0.3%
Bank Gospodarstwa Krajowego,
Gov’t. Gtd. Notes	1.625	04/30/28	EUR	4,760	5,281,045
Gov’t. Gtd. Notes	2.000	06/01/30	EUR	506	551,994
Gov’t. Gtd. Notes, EMTN	4.000	03/13/32	EUR	1,200	1,412,043
					7,245,082
Qatar 0.4%
QNB Finance Ltd.,
Gtd. Notes, EMTN	3.150	02/04/26	CNH	20,500	2,858,701
Gtd. Notes, EMTN	3.500	03/09/26	CNH	41,660	5,826,983
Gtd. Notes, EMTN	3.950	11/17/27	CNH	1,300	186,503
Gtd. Notes, MTN	4.900	02/01/28	AUD	250	161,622
					9,033,809
Russia 0.4%
Gazprom PJSC Via Gaz Capital SA, Sr. Unsec’d. Notes	2.500	03/21/26(d)	EUR	3,500	3,295,215
Gazprom PJSC via Gaz Finance PLC,
Sr. Unsec’d. Notes	3.000	06/29/27(d)		1,410	1,145,625
Sr. Unsec’d. Notes, EMTN	1.540	06/30/27	CHF	6,000	4,986,150
					9,426,990
Saudi Arabia 0.1%
Gaci First Investment Co., Gtd. Notes, EMTN	5.125	06/11/29	GBP	1,490	1,992,228
Singapore 0.1%
DBS Group Holdings Ltd., Sub. Notes, EMTN	3.700	03/03/31	CNH	8,780	1,229,999
Slovenia 0.5%
United Group BV,
Sr. Sec’d. Notes	3.625	02/15/28	EUR	5,275	5,904,851
Sr. Sec’d. Notes	4.000	11/15/27	EUR	64	72,214
Sr. Sec’d. Notes	4.625	08/15/28	EUR	100	113,868
Sr. Sec’d. Notes, 144A	5.250	02/01/30	EUR	6,500	7,371,142
					13,462,075
South Africa 0.6%
Eskom Holdings SOC Ltd., Gov’t. Gtd. Notes, MTN	6.350	08/10/28		16,350	16,608,820
South Korea 0.8%
Korea Development Bank (The),
Sr. Unsec’d. Notes, EMTN	1.830	08/10/27	SEK	74,000	7,358,314
Sr. Unsec’d. Notes, EMTN	3.000	07/31/26	CNH	6,000	840,255
Sr. Unsec’d. Notes, EMTN	3.050	06/26/26	CNH	5,000	699,710

PGIM Global Total Return Fund

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
South Korea (cont’d.)
Korea Expressway Corp.,
Sr. Unsec’d. Notes, GMTN	2.310%	04/28/32	SEK	80,000	$7,714,637
Sr. Unsec’d. Notes, GMTN	3.030	05/11/32	CAD	7,500	5,146,918
					21,759,834
Spain 0.2%
Adif Alta Velocidad, Sr. Unsec’d. Notes, EMTN	3.250	05/31/29	EUR	5,000	5,792,290
Banco Santander SA, Sub. Notes	2.749	12/03/30		600	533,603
					6,325,893
Supranational Bank 0.6%
African Export-Import Bank (The), Sr. Unsec’d. Notes	3.798	05/17/31		300	260,250
Asian Infrastructure Investment Bank (The), Sr. Unsec’d. Notes, EMTN^	0.375	09/09/25	THB	72,000	2,202,896
Corp. Andina de Fomento, Sr. Unsec’d. Notes	4.750	04/16/29	GBP	1,500	1,992,227
European Investment Bank, Sr. Unsec’d. Notes, EMTN	1.000	02/25/28	PLN	3,985	968,563
International Bank for Reconstruction & Development,
Sr. Unsec’d. Notes, SOFR Index + 0.262% (Cap 2.330%, Floor 0.000%)	2.330(c)	05/31/26		4	3,971
Sr. Unsec’d. Notes, EMTN	6.630	07/24/28	MXN	33,700	1,670,827
Sr. Unsec’d. Notes, EMTN	1.928(s)	04/23/32	AUD	8,758	4,206,613
International Finance Corp.,
Sr. Unsec’d. Notes, GMTN	7.020	04/06/28	MXN	44,300	2,241,277
Sr. Unsec’d. Notes, GMTN	8.215(s)	01/27/37	MXN	78,000	1,475,943
					15,022,567
Switzerland 1.3%
UBS AG, Sr. Unsec’d. Notes, EMTN	3.550	05/27/31	CNH	120,000	17,180,085
UBS Group AG,
Sr. Unsec’d. Notes, 144A	1.494(ff)	08/10/27		13,125	12,705,968
Sr. Unsec’d. Notes, 144A	3.869(ff)	01/12/29		900	885,620
Sr. Unsec’d. Notes, 144A	4.282	01/09/28		2,075	2,062,597
					32,834,270
United Arab Emirates 0.9%
ADCB Finance Cayman Ltd.,
Gtd. Notes, EMTN	8.160	04/29/29	IDR	30,000,000	1,873,341
Gtd. Notes, MTN	4.500	10/25/27	AUD	2,270	1,458,757
DP World Ltd.,
Sr. Unsec’d. Notes	2.375	09/25/26	EUR	1,361	1,546,386
Sr. Unsec’d. Notes	4.250	09/25/30	GBP	4,740	6,056,435
Emirates NBD Bank PJSC,
Sr. Unsec’d. Notes, EMTN	3.670	07/13/28	CNH	7,000	1,006,768
Sr. Unsec’d. Notes, EMTN	4.050	09/24/25	CNH	2,400	333,848

Emirates Telecommunications Group Co. PJSC, Sr. Unsec’d. Notes, EMTN	0.875	05/17/33	EUR	1,200	1,138,155
First Abu Dhabi Bank PJSC,
Sr. Unsec’d. Notes, EMTN	0.875	12/09/25	GBP	1,168	1,518,078
Sr. Unsec’d. Notes, EMTN	3.150	01/29/26	CNH	55,290	7,715,417
					22,647,185

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United Kingdom 1.7%
Barclays Bank PLC, Sr. Unsec’d. Notes, EMTN	3.600%	04/30/27	CNH	12,000	$1,703,312
Barclays PLC,
Sr. Unsec’d. Notes, EMTN	0.654(ff)	06/09/27	JPY	200,000	1,308,602
Sr. Unsec’d. Notes, MTN	5.244	06/15/28	AUD	1,000	653,983
Bellis Acquisition Co. PLC,
Sr. Sec’d. Notes	8.125	05/14/30	GBP	2,350	2,945,403
Sr. Sec’d. Notes, 144A	8.000	07/01/31	EUR	1,625	1,872,714

Boots Group Finco LP, Sr. Sec’d. Notes, 144A	7.375	08/31/32	GBP	225	302,321
British American Tobacco PLC, Jr. Sub. Notes, Series 5.25	3.000(ff)	09/27/26(oo)	EUR	8,300	9,428,389
Hammerson Ireland Finance DAC, Gtd. Notes	1.750	06/03/27	EUR	6,897	7,755,942
HSBC Bank PLC,
Sr. Unsec’d. Notes, 144A, EMTN	3.120	04/04/26	CNH	36,800	5,134,045
Sr. Unsec’d. Notes, EMTN	3.150	03/06/26	CNH	35,000	4,889,196
HSBC Holdings PLC,
Sr. Unsec’d. Notes	5.286(ff)	11/19/30		2,400	2,451,527
Sr. Unsec’d. Notes, EMTN	3.400	06/29/27	CNH	1,000	140,442

Lloyds Bank PLC, Sr. Unsec’d. Notes, EMTN	0.000	04/02/32		2,800	2,022,804
Lloyds Banking Group PLC, Sub. Notes	4.582	12/10/25		2,250	2,249,211
					42,857,891
United States 19.6%
3M Co., Sr. Unsec’d. Notes, 3 Month SOFR + (0.088)%	4.235(c)	12/21/40		1,425	1,411,008
Aflac, Inc.,
Sr. Unsec’d. Notes	0.500	12/17/29	JPY	100,000	626,737
Sr. Unsec’d. Notes	0.830	03/12/35	JPY	100,000	571,804
Sr. Unsec’d. Notes	0.932	01/25/27	JPY	80,000	527,816
Sr. Unsec’d. Notes	1.159	10/18/30	JPY	700,000	4,508,746

Altria Group, Inc., Gtd. Notes	3.125	06/15/31	EUR	2,900	3,262,154
American Honda Finance Corp.,
Sr. Unsec’d. Notes	2.850	06/27/28	EUR	2,300	2,640,351
Sr. Unsec’d. Notes	3.500	06/27/31	EUR	6,600	7,605,130

American International Group, Inc., Sr. Unsec’d. Notes, MTN	2.137	11/27/34	JPY	150,000	978,594
American Medical Systems Europe BV, Gtd. Notes	3.375	03/08/29	EUR	5,400	6,302,122
Antero Midstream Partners LP/Antero Midstream Finance Corp., Gtd. Notes, 144A	5.375	06/15/29		1,425	1,411,983
Ascent Resources Utica Holdings LLC/ARU Finance Corp., Gtd. Notes, 144A	9.000	11/01/27		579	704,478
Ashland, Inc., Sr. Unsec’d. Notes, 144A	3.375	09/01/31		1,600	1,406,371
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec’d. Notes, 144A	6.625	01/15/28		5,782	5,812,768
AT&T, Inc.,
Sr. Unsec’d. Notes	3.950	04/30/31	EUR	6,500	7,748,189
Sr. Unsec’d. Notes, Series MPLE	4.850	05/25/47	CAD	150	103,119
Sr. Unsec’d. Notes, Series MPLE	5.100	11/25/48	CAD	4,575	3,245,787
Bank of America Corp.,
Sr. Unsec’d. Notes	2.687(ff)	04/22/32		6,950	6,232,039
Sr. Unsec’d. Notes, Series H, MTN, 3 Month SOFR + 0.162%	4.491(c)	11/27/40		519	516,109

PGIM Global Total Return Fund

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)
Bank of America Corp., (cont’d.)
Sub. Notes, EMTN	8.125%	06/02/28	GBP	500	$714,802

Bank of New York Mellon (The), Sr. Unsec’d. Notes, 3 Month SOFR + 0.062%	4.357(c)	06/30/38		1,092	1,086,026
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	01/30/28		1,090	910,150
Gtd. Notes, 144A	5.000	02/15/29		175	120,927
Gtd. Notes, 144A	5.250	01/30/30		3,250	2,080,000
Gtd. Notes, 144A	5.250	02/15/31		2,000	1,210,000
Gtd. Notes, 144A	6.250	02/15/29		25	17,692
Gtd. Notes, 144A	7.000	01/15/28		375	327,656
Sr. Sec’d. Notes, 144A	4.875	06/01/28		300	265,500
Beazer Homes USA, Inc.,
Gtd. Notes	5.875	10/15/27		1,375	1,371,517
Gtd. Notes(a)	7.250	10/15/29		1,600	1,609,862

Becton Dickinson & Co., Gtd. Notes	3.828	06/07/32	EUR	4,100	4,793,916
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes	0.440	09/13/29	JPY	2,240,000	14,140,165
Sr. Unsec’d. Notes	0.787	09/13/34	JPY	100,000	580,287
Sr. Unsec’d. Notes	0.965	09/13/39	JPY	300,000	1,563,284
Boeing Co. (The),
Sr. Unsec’d. Notes	3.250	02/01/35		480	405,195
Sr. Unsec’d. Notes	5.805	05/01/50		3,760	3,621,701

Booking Holdings, Inc., Sr. Unsec’d. Notes	3.125	05/09/31	EUR	3,500	4,012,813
BP Capital Markets PLC, Gtd. Notes	4.375(ff)	09/22/25(oo)		3,000	2,988,750
Brixmor Operating Partnership LP, Sr. Unsec’d. Notes(a)	2.500	08/16/31		1,880	1,644,302
Broadcom, Inc., Sr. Unsec’d. Notes, 144A	3.419	04/15/33		3,405	3,080,697
Caledonia Generating LLC, Sr. Sec’d. Notes, 144A	1.950	02/28/34		9,058	7,937,578
Calpine Corp.,
Sr. Unsec’d. Notes, 144A	4.625	02/01/29		2,770	2,722,657
Sr. Unsec’d. Notes, 144A	5.125	03/15/28		2,050	2,039,977

Carrier Global Corp., Sr. Unsec’d. Notes	4.500	11/29/32	EUR	3,000	3,676,303
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	4.250	02/01/31		723	659,767
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	3.900	06/01/52		695	461,339
Citigroup Global Markets Holdings, Inc.,
Gtd. Notes, GMTN	3.790	09/28/28	HKD	6,000	775,020
Gtd. Notes, MTN, SOFR ICE SWAP 10Y Index + 0.000% (Cap N/A, Floor 0.000%)	4.104(c)	09/21/27		1,500	1,482,197
Gtd. Notes, MTN, SOFR + 0.100%	4.444(c)	10/20/57		885	865,177
Citigroup, Inc.,
Jr. Sub. Notes, Series X	3.875(ff)	02/18/26(oo)		19,245	19,010,956
Sr. Unsec’d. Notes	2.561(ff)	05/01/32		6,600	5,842,932
Sr. Unsec’d. Notes	3.057(ff)	01/25/33		1,595	1,427,767
Sr. Unsec’d. Notes, EMTN	6.500	08/16/30	GBP	7	9,743
Sub. Notes	5.827(ff)	02/13/35		1,230	1,250,951

Civitas Resources, Inc., Gtd. Notes, 144A	5.000	10/15/26		1,755	1,736,291
Cleveland-Cliffs, Inc.,
Gtd. Notes, 144A	6.875	11/01/29		635	635,229
Gtd. Notes, 144A	7.375	05/01/33		395	385,207

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)

Clue Opco LLC, Sr. Sec’d. Notes, 144A	9.500%	10/15/31		2,286	$2,424,129
Colgate-Palmolive Co., Sr. Unsec’d. Notes, Series E, MTN, 3 Month SOFR + (0.038)%	4.288(c)	08/22/42		485	476,915
Columbia Pipelines Operating Co. LLC, Sr. Unsec’d. Notes, 144A	6.036	11/15/33		2,040	2,144,544
Comerica, Inc., Sr. Unsec’d. Notes	5.982(ff)	01/30/30		2,792	2,871,986
CoreWeave, Inc., Gtd. Notes, 144A	9.250	06/01/30		430	432,185
Dana, Inc., Sr. Unsec’d. Notes	5.375	11/15/27		1,800	1,798,868
DaVita, Inc.,
Gtd. Notes, 144A	3.750	02/15/31		1,125	1,020,551
Gtd. Notes, 144A	4.625	06/01/30		1,125	1,073,623

DCLI Bidco LLC, Second Mortgage, 144A	7.750	11/15/29		425	433,527
DISH DBS Corp.,
Gtd. Notes	5.125	06/01/29(d)		575	419,407
Gtd. Notes	7.375	07/01/28(d)		475	364,492
Gtd. Notes	7.750	07/01/26(d)		4,950	4,399,451

DISH Network Corp., Sr. Sec’d. Notes, 144A	11.750	11/15/27		1,300	1,353,574
Dow Chemical Co. (The), Sr. Unsec’d. Notes	9.400	05/15/39		88	113,096
Energy Transfer LP,
Jr. Sub. Notes, Series G	7.125(ff)	05/15/30(oo)		7,800	7,979,682
Jr. Sub. Notes, Series H	6.500(ff)	11/15/26(oo)		5,045	5,069,267
Sr. Unsec’d. Notes	5.400	10/01/47		2,200	1,957,508
Sr. Unsec’d. Notes	6.000	06/15/48		2,350	2,252,430
Expand Energy Corp.,
Gtd. Notes	5.375	02/01/29		2,000	2,002,526
Gtd. Notes, 144A	5.875	02/01/29		600	601,846

Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	1.500	05/21/27	EUR	5,600	6,283,292
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	4.134	08/04/25		200	200,000
Fortive Corp.,
Sr. Unsec’d. Notes	3.700	02/13/26	EUR	3,001	3,444,581
Sr. Unsec’d. Notes	3.700	08/15/29	EUR	3,850	4,538,082

General Electric Co., Sr. Unsec’d. Notes, Series A, MTN, H15N030D + (0.300)% (Cap N/A, Floor 0.000%)	4.010(c)	10/16/38		400	398,077
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series U	3.650(ff)	08/10/26(oo)		11,370	11,117,658
Sr. Unsec’d. Notes	1.992(ff)	01/27/32		2,450	2,123,810
Sr. Unsec’d. Notes	2.383(ff)	07/21/32		1,770	1,545,810
Sr. Unsec’d. Notes	2.615(ff)	04/22/32		9,660	8,597,769
Sr. Unsec’d. Notes	4.500	05/16/28	AUD	210	134,758
Sr. Unsec’d. Notes, EMTN	1.000	08/16/32	JPY	200,000	1,234,098
Sr. Unsec’d. Notes, EMTN	1.300	03/22/30	JPY	10,000	64,797
Sr. Unsec’d. Notes, EMTN, 6 Month EURIBOR + 0.000% (Cap 5.500%, Floor 0.000%)	2.468(c)	08/12/25	EUR	3,216	3,669,255
Sr. Unsec’d. Notes, EMTN, EURIBOR ICE SWAP 11:00 Fft 20Y Index + 0.000% (Cap 12.000%, Floor 5.220%)^	5.220(c)	08/24/30	EUR	5,000	6,053,495

Greystone Commercial Capital Trust, Sr. Unsec’d. Notes, Series A, 144A, 1 Month LIBOR + 2.270%^(x)	7.230(c)	05/31/26(d)		19,080	16,980,939
HCA, Inc.,
Gtd. Notes	7.500	11/06/33		2,000	2,264,907
Gtd. Notes, MTN	7.750	07/15/36		2,000	2,270,358

PGIM Global Total Return Fund

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)

Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unsec’d. Notes, 144A	8.375%	11/01/33		1,000	$1,044,520
Honeywell International, Inc., Sr. Unsec’d. Notes	3.750	05/17/32	EUR	4,900	5,727,259
Housing & Urban Development Corp. Ltd. AID Bond, U.S. Gov’t. Gtd. Notes, 6 Month LIBOR + 0.035%	4.717(c)	09/15/30		600	599,594
Hunt Cos., Inc., Sr. Sec’d. Notes, 144A	5.250	04/15/29		3,975	3,894,859
International Business Machines Corp., Sr. Unsec’d. Notes	2.900	02/10/30	EUR	5,300	6,067,000
Johnsonville Aeroderivative Combustion Turbine Generation LLC, Sr. Sec’d. Notes	5.078	10/01/54		273	258,240
JPMorgan Chase Bank NA, Sr. Unsec’d. Notes	4.762(s)	03/17/48	ITL(jj)	29,800,000	4,789,404
JPMorgan Chase Financial Co. LLC,
Gtd. Notes, EMTN	3.330	08/31/26	CNH	14,000	1,969,515
Gtd. Notes, EMTN	3.500	07/27/28	CNH	38,000	5,426,912

KB Home, Gtd. Notes	6.875	06/15/27		1,650	1,685,615
Kraft Heinz Foods Co., Gtd. Notes	4.875	10/01/49		15	12,530
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A	4.125	01/31/30		75	71,266
Gtd. Notes, 144A	4.375	01/31/32		1,650	1,540,924
Level 3 Financing, Inc.,
Sec’d. Notes, 144A	4.875	06/15/29		200	188,026
Sr. Sec’d. Notes, 144A	11.000	11/15/29		1,991	2,261,876

Liberty Mutual Group, Inc., Gtd. Notes, 144A	3.951	10/15/50		90	66,637
LifePoint Health, Inc., Gtd. Notes, 144A	5.375	01/15/29		3,000	2,816,785
Medline Borrower LP, Sr. Sec’d. Notes, 144A	3.875	04/01/29		1,800	1,716,555
Medtronic Global Holdings SCA, Gtd. Notes	1.750	07/02/49	EUR	2,100	1,525,121
Medtronic, Inc., Gtd. Notes	3.650	10/15/29	EUR	11,300	13,351,160
MetLife, Inc.,
Sr. Unsec’d. Notes	0.769	05/23/29	JPY	600,000	3,854,924
Sr. Unsec’d. Notes	1.415	03/07/31	JPY	700,000	4,514,104

Morgan Guaranty Trust Co., Sr. Unsec’d. Notes	1.146(s)	01/21/27	ITL(jj)	2,275,000	1,267,117
Morgan Stanley,
Sr. Unsec’d. Notes, EMTN	0.000	04/02/32		22,400	15,456,000
Sr. Unsec’d. Notes, EMTN	0.500(cc)	06/26/43	MXN	16,700	157,677
Sr. Unsec’d. Notes, EMTN	0.500(cc)	09/25/43	MXN	33,900	311,369
Sr. Unsec’d. Notes, EMTN	3.955(ff)	03/21/35	EUR	5,600	6,558,413
Sr. Unsec’d. Notes, EMTN	7.500	12/15/27	MXN	33,300	1,717,735
Sr. Unsec’d. Notes, GMTN	1.875	03/06/30	EUR	1,100	1,167,397
Sr. Unsec’d. Notes, EMTN	5.632(s)	10/05/26	IDR	2,000,000	111,420
Sr. Unsec’d. Notes, EMTN	7.118(s)	06/28/27	MXN	27,000	1,208,031
Sr. Unsec’d. Notes, EMTN	7.926(s)	04/05/32	MXN	71,000	1,926,730
Sr. Unsec’d. Notes, EMTN	7.950(s)	11/07/31	MXN	56,000	1,591,635
Morgan Stanley Finance LLC,
Gtd. Notes, EMTN	3.100	03/08/28	CNH	5,000	704,292
Gtd. Notes, EMTN	3.460	08/10/28	CNH	2,000	286,492
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	5.125	12/15/30		225	226,385
Gtd. Notes, 144A	6.000	01/15/27		735	735,762

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)
Newell Brands, Inc.,
Sr. Unsec’d. Notes(a)	6.375%	05/15/30		365	$354,783
Sr. Unsec’d. Notes(a)	6.625	05/15/32		185	176,987

NRG Energy, Inc., Jr. Sub. Notes, 144A	10.250(ff)	03/15/28(oo)		650	716,963
Occidental Petroleum Corp., Sr. Unsec’d. Notes	6.450	09/15/36		35	35,633
OneMain Finance Corp., Gtd. Notes	4.000	09/15/30		1,500	1,372,239
ONEOK, Inc., Gtd. Notes	6.050	09/01/33		5,600	5,875,859
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Sec’d. Notes, 144A	4.125	04/30/28		800	756,818
Sr. Unsec’d. Notes, 144A	5.125	04/30/31		525	454,119

Permian Resources Operating LLC, Gtd. Notes, 144A	8.000	04/15/27		1,825	1,865,362
Prologis LP,
Sr. Unsec’d. Notes	3.250	09/11/29	CNH	63,660	9,025,051
Sr. Unsec’d. Notes	3.500	02/06/27	CNH	26,000	3,663,178
Prologis Yen Finance LLC,
Gtd. Notes	0.885	06/27/36	JPY	300,000	1,603,647
Gtd. Notes	0.972	09/25/28	JPY	700,000	4,507,967
Gtd. Notes	1.003	06/24/32	JPY	1,500,000	9,052,951
Gtd. Notes	1.222	06/22/35	JPY	200,000	1,145,075
Realty Income Corp.,
Sr. Unsec’d. Notes	3.375	06/20/31	EUR	6,600	7,525,593
Sr. Unsec’d. Notes	4.875	07/06/30	EUR	4,400	5,408,421
Sr. Unsec’d. Notes	5.000	10/15/29	GBP	6,300	8,388,568

Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes(a)	6.750	03/01/32		285	292,656
Southaven Combined Cycle Generation LLC, Sec’d. Notes	3.846	08/15/33		9	8,627
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Gtd. Notes, 144A	5.500	01/15/28		2,075	2,058,260
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.750	01/15/28		2,723	2,748,620
Sr. Unsec’d. Notes, 144A	5.125	08/01/30		150	147,860
Tenet Healthcare Corp.,
Sr. Sec’d. Notes	4.375	01/15/30		675	649,246
Sr. Sec’d. Notes	4.625	06/15/28		275	270,350
Sr. Sec’d. Notes	5.125	11/01/27		455	453,327

Tenneco, Inc., Sr. Sec’d. Notes, 144A	8.000	11/17/28		2,375	2,357,711
Time Warner Cable Enterprises LLC, Sr. Sec’d. Notes	8.375	07/15/33		2,065	2,388,815
Time Warner Cable LLC, Sr. Sec’d. Notes	6.550	05/01/37		20	20,570
Tote Shipholdings LLC, U.S. Gov’t. Gtd. Notes	3.400	10/16/40		79	69,278
U.S. Bancorp, Jr. Sub. Notes	3.700(ff)	01/15/27(oo)		18,150	17,485,224
U.S. Bank NA, Sr. Unsec’d. Notes, 3 Month SOFR + 0.012%	4.310(c)	08/09/47		3,414	3,356,699
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/26		1,300	1,292,139
Sr. Sec’d. Notes, 144A	4.625	04/15/29		950	927,199

United Rentals North America, Inc., Gtd. Notes	4.875	01/15/28		1,190	1,182,758

PGIM Global Total Return Fund

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)

Venture Global LNG, Inc., Jr. Sub. Notes, 144A(a)	9.000%(ff)	09/30/29(oo)		1,755	$1,754,754
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	2.500	04/08/31	GBP	1,400	1,633,697
Sr. Unsec’d. Notes, MTN	2.650	05/06/30	AUD	1,600	935,052
Sr. Unsec’d. Notes, MTN	3.000	03/23/31	AUD	1,000	578,539
Sr. Unsec’d. Notes, Series MPLE	4.050	03/22/51	CAD	3,200	1,932,528

Viatris, Inc., Gtd. Notes	3.850	06/22/40		4,410	3,235,284
VICI Properties LP/VICI Note Co., Inc., Gtd. Notes, 144A	4.250	12/01/26		4,000	3,967,568
Vistra Corp.,
Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)		2,650	2,674,741
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)		3,700	3,774,989

Wachovia Bank NA, Sr. Unsec’d. Notes, 3 Month SOFR + 0.062%	4.391(c)	11/27/40		511	510,096
Warnermedia Holdings, Inc.,
Gtd. Notes	4.054	03/15/29		30	28,226
Gtd. Notes	5.050	03/15/42		800	534,772
Gtd. Notes	5.141	03/15/52		388	240,104
Wells Fargo & Co.,
Sr. Unsec’d. Notes	4.000	04/27/27	AUD	4,198	2,691,764
Sr. Unsec’d. Notes, 3 Month SOFR + 0.012%	4.297(c)	07/06/46		450	442,781
Sr. Unsec’d. Notes, GMTN	3.700	07/27/26	AUD	1,458	933,547
Sr. Unsec’d. Notes, MTN	2.572(ff)	02/11/31		7,890	7,237,262
Sr. Unsec’d. Notes, MTN	3.350(ff)	03/02/33		4,410	4,036,906

WPC Eurobond BV, Gtd. Notes	0.950	06/01/30	EUR	9,950	10,226,486
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Gtd. Notes, 144A	7.125	02/15/31		820	872,004
XPO, Inc., Gtd. Notes, 144A(a)	7.125	02/01/32		735	765,186
					506,645,051

Total Corporate Bonds (cost $1,121,796,725)					1,078,850,886
Floating Rate and Other Loans 0.2%
Netherlands 0.1%
International Park Holdings BV, 2025 Facility B, 6 Month EURIBOR + 5.500%^	7.537(c)	01/30/32	EUR	2,525	2,856,204
United Kingdom 0.1%
Doncasters US Finance LLC, 2025 Term Loan, 3 Month SOFR + 6.500%^	10.796(c)	04/23/30		1,197	1,208,970
The Boots Group, Term Loan (GBP)	—(p)	07/18/32	GBP	1,200	1,591,573
					2,800,543

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
United States 0.0%
ClubCorp Holdings, Inc., Term Loan, 2 Month SOFR + 5.000%^	9.328%(c)	07/10/32	669	$663,576
Diamond Sports Net LLC, First Lien Exit Term Loan	15.000	01/02/28	303	263,154
				926,730

Total Floating Rate and Other Loans (cost $6,309,436)				6,583,477
Municipal Bonds 0.4%
Louisiana 0.2%
Plaquemines Port Harbor & Terminal District, Taxable, Revenue Bonds, Series B	12.000	12/01/34	4,900	4,989,649
Wisconsin 0.2%
Public Finance Authority, Revenue Bonds, Series C	9.250	09/01/55	5,050	4,664,180

Total Municipal Bonds (cost $9,716,532)				9,653,829
Residential Mortgage-Backed Securities 1.5%
United States
Bayview Financing Trust, Series 2023-01F, Class A, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 4.000%)^	8.346(c)	07/01/26	1,942	1,943,719
CIM Trust, Series 2024-R01, Class A1, 144A	4.750(cc)	06/25/64	838	828,661
Connecticut Avenue Securities Trust,
Series 2021-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	7.450(c)	10/25/41	1,000	1,022,099
Series 2021-R01, Class 1M2, 144A, 30 Day Average SOFR + 1.550% (Cap N/A, Floor 0.000%)	5.900(c)	10/25/41	87	87,739
Series 2021-R02, Class 2B1, 144A, 30 Day Average SOFR + 3.300% (Cap N/A, Floor 0.000%)	7.650(c)	11/25/41	260	266,245
Series 2021-R02, Class 2M2, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 0.000%)	6.350(c)	11/25/41	1,401	1,411,963
Series 2022-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)	7.500(c)	12/25/41	340	348,702
Series 2022-R04, Class 1M2, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	7.450(c)	03/25/42	1,200	1,236,840
Series 2024-R05, Class 2M2, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 0.000%)	6.050(c)	07/25/44	250	250,995
Eagle Re Ltd.,
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 3.450% (Cap N/A, Floor 3.450%)	7.800(c)	04/25/34	1,933	1,947,097
Series 2023-01, Class M1A, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 2.000%)	6.350(c)	09/26/33	323	323,966

Fannie Mae REMIC, Series 2012-107, Class GI, IO	3.500	09/25/27	260	2,251
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)	7.350(c)	12/25/50	400	426,500
Series 2020-HQA05, Class B1, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 0.000%)	8.350(c)	11/25/50	595	657,291
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)	6.000(c)	01/25/34	553	555,543
Series 2021-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)	7.750(c)	10/25/41	320	328,437
Series 2021-DNA06, Class M2, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 0.000%)	5.850(c)	10/25/41	90	90,162
Series 2021-DNA07, Class M2, 144A, 30 Day Average SOFR + 1.800% (Cap N/A, Floor 0.000%)	6.150(c)	11/25/41	830	835,968
Series 2021-HQA03, Class B1, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	7.700(c)	09/25/41	150	153,209
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)	6.450(c)	09/25/41	3,350	3,379,312
Series 2021-HQA04, Class M2, 144A, 30 Day Average SOFR + 2.350% (Cap N/A, Floor 0.000%)	6.700(c)	12/25/41	2,350	2,384,305
Series 2022-DNA01, Class M2, 144A, 30 Day Average SOFR + 2.500% (Cap N/A, Floor 0.000%)	6.850(c)	01/25/42	100	101,835
Series 2022-DNA04, Class M1B, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	7.700(c)	05/25/42	300	312,000

Freddie Mac REMIC, Series 4166, Class IO, IO	3.500	02/15/43	3,502	562,260
Home Re Ltd., Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)	7.150(c)	01/25/34	828	832,137

PGIM Global Total Return Fund

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Residential Mortgage-Backed Securities (Continued)
United States (cont’d.)

LHOME Mortgage Trust, Series 2024-RTL04, Class A1, 144A	5.921%(cc)	07/25/39		1,500	$1,502,641
New Residential Mortgage Loan Trust, Series 2018-04A, Class A1S, 144A, 1 Month SOFR + 0.864% (Cap N/A, Floor 0.750%)	5.217(c)	01/25/48		336	329,439
Oaktown Re VII Ltd., Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)	7.250(c)	04/25/34		497	501,905
PMT Credit Risk Transfer Trust,
Series 2024-01R, Class A, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)	7.850(c)	05/25/33		5,306	5,368,815
Series 2024-02R, Class A, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	7.700(c)	03/29/27		4,892	4,941,181
Series 2024-03R, Class A, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	7.450(c)	09/27/28		4,241	4,280,893

Radnor Re Ltd., Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)	8.050(c)	11/25/31		2,417	2,453,047

Total Residential Mortgage-Backed Securities (cost $39,022,423)					39,667,157
Sovereign Bonds 34.4%
Andorra 0.0%
Andorra International Bond,
Sr. Unsec’d. Notes, EMTN	1.250	02/23/27	EUR	700	780,409
Sr. Unsec’d. Notes, EMTN	1.250	05/06/31	EUR	400	407,757
					1,188,166
Argentina 0.1%
Argentine Republic Government International Bond,
Bonds	4.330	12/31/33(d)	JPY	436,271	459,271
Sr. Unsec’d. Notes	0.670(cc)	12/31/38(d)	JPY	1,637,456	1,720,425
Sr. Unsec’d. Notes	0.670(cc)	12/31/38(d)	JPY	70,829	84,650
Sr. Unsec’d. Notes	0.670(cc)	12/31/38	JPY	1,812	2,165
Sr. Unsec’d. Notes	4.330	12/31/33	JPY	54,519	57,393
					2,323,904
Austria 0.1%
Republic of Austria Government International Bond, Sr. Unsec’d. Notes, Series 30Y, 144A, MTN	5.375	12/01/34	CAD	2,213	1,752,595
Belize 0.1%
Platinum for Belize Blue Investment Co. LLC, Sec’d. Notes	3.600(cc)	10/20/40		1,800	1,572,228
Brazil 0.5%
Brazil Minas SPE via State of Minas Gerais, Gov’t. Gtd. Notes	5.333	02/15/28		12,547	12,441,130
Brazilian Government International Bond, Sr. Unsec’d. Notes	10.250	01/10/28	BRL	2,890	494,286
					12,935,416
Bulgaria 0.4%
Bulgaria Government International Bond, Sr. Unsec’d. Notes, GMTN	3.125	03/26/35	EUR	8,212	9,167,703
Canada 0.5%
Canadian Government Bond, Bonds	4.000	06/01/41	CAD	650	490,415
Canadian Government Real Return Bond, Bonds	0.250	12/01/54	CAD	235	111,764

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Canada (cont’d.)
City of Toronto, Unsec’d. Notes	3.250%	06/24/46	CAD	3,000	$1,714,044
Province of Alberta, Unsec’d. Notes	3.050	12/01/48	CAD	3,500	1,950,625
Province of British Columbia, Unsec’d. Notes	2.800	06/18/48	CAD	3,000	1,602,192
Province of Manitoba, Unsec’d. Notes	3.200	03/05/50	CAD	3,000	1,673,881
Province of Nova Scotia, Unsec’d. Notes	3.450	06/01/45	CAD	3,000	1,816,582
Province of Quebec, Unsec’d. Notes, MTN	4.694(s)	10/01/39	CAD	2,485	931,714
Province of Saskatchewan, Unsec’d. Notes	3.300	06/02/48	CAD	3,500	2,048,344
					12,339,561
Chile 0.1%
Bonos de la Tesoreria de la Republica, Bonds	2.000	03/01/35	CLP	5	192,524
Bonos de la Tesoreria de la Republica en pesos, Bonds	5.000	03/01/35	CLP	505,000	496,836
Chile Government International Bond,
Sr. Unsec’d. Notes	1.440	02/01/29	EUR	1,884	2,051,249
Sr. Unsec’d. Notes	3.875	07/09/31	EUR	200	234,302
					2,974,911
China 2.5%
China Government Bond,
Sr. Unsec’d. Notes	2.390	03/15/29	CNH	500	71,295
Sr. Unsec’d. Notes	3.310	11/30/25	CNH	4,000	557,936
Sr. Unsec’d. Notes	3.480	06/29/27	CNH	2,000	287,620
Sr. Unsec’d. Notes	3.600	05/21/30	CNH	21,500	3,251,828
Sr. Unsec’d. Notes	3.900	07/04/36	CNH	16,000	2,669,037
Sr. Unsec’d. Notes	3.950	06/29/43	CNH	71,500	12,542,906
Sr. Unsec’d. Notes	4.000	11/30/35	CNH	81,500	13,591,090
Sr. Unsec’d. Notes	4.100	05/21/45	CNH	62,000	11,256,556
Sr. Unsec’d. Notes	4.150	12/12/31	CNH	41,500	6,617,270
Sr. Unsec’d. Notes	4.290	05/22/29	CNH	3,500	533,588
Sr. Unsec’d. Notes	4.400	12/12/46	CNH	48,500	9,401,870
Sr. Unsec’d. Notes	4.500	05/22/34	CNH	24,000	4,078,088

Export-Import Bank of China (The), Sr. Unsec’d. Notes	4.150	06/18/27	CNH	4,000	579,990
					65,439,074
Colombia 2.6%
Colombia Government International Bond,
Sr. Unsec’d. Notes	8.000	04/20/33		1,600	1,683,200
Sr. Unsec’d. Notes	8.375	02/15/27		4,568	4,650,955
Sr. Unsec’d. Notes	9.850	06/28/27	COP	23,612,000	5,595,252
Sr. Unsec’d. Notes	10.375	01/28/33		19	22,510
Sr. Unsec’d. Notes	11.850	03/09/28		1,000	1,111,360
Sr. Unsec’d. Notes, EMTN	3.875	03/22/26	EUR	47,879	54,793,052
					67,856,329

PGIM Global Total Return Fund

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Cyprus 0.4%
Cyprus Government International Bond,
Sr. Unsec’d. Notes, EMTN	1.250%	01/21/40	EUR	7,550	$6,316,821
Sr. Unsec’d. Notes, EMTN	2.250	04/16/50	EUR	2,000	1,678,934
Sr. Unsec’d. Notes, EMTN	2.750	05/03/49	EUR	3,000	2,882,538
					10,878,293
Czech Republic 0.2%
Czech Republic Government Bond, Sr. Unsec’d. Notes, Series 103	2.000	10/13/33	CZK	115,000	4,498,178
Denmark 0.1%
Denmark Government Bond,
Bonds	0.100	11/15/34	DKK	1,026	146,636
Bonds	0.250	11/15/52	DKK	5,000	395,597
Bonds	0.500	11/15/27	DKK	12,110	1,798,390
Bonds	0.500	11/15/29	DKK	4,300	616,054
Bonds	1.750	11/15/25	DKK	3,520	537,676
Bonds, Series 31Y	4.500	11/15/39	DKK	1,800	331,611
					3,825,964
Ecuador 0.4%
Amazon Conservation DAC,
Sr. Sec’d. Notes	6.034	01/16/42		970	974,520
Sr. Sec’d. Notes, 144A	6.034	01/16/42		9,000	9,041,936

Ecuador Social Bond Sarl, Gov’t. Gtd. Notes^	0.350	01/30/35		16,320	283,968
GPS Blue Financing DAC, Sec’d. Notes	5.645	11/09/41		240	234,000
					10,534,424
Egypt 0.2%
Egypt Government International Bond,
Sr. Unsec’d. Notes, 144A, MTN	4.750	04/16/26	EUR	700	800,837
Sr. Unsec’d. Notes, EMTN	5.625	04/16/30	EUR	4,700	4,974,776
					5,775,613
Finland 0.1%
Kuntarahoitus OYJ, Local Gov’t. Gtd. Notes, EMTN	3.050	09/24/32	SEK	13,000	1,323,436
France 2.2%
Agence France Locale, Gtd. Notes, EMTN	3.125	03/20/34	EUR	2,300	2,578,148
Bpifrance SACA,
Gtd. Notes, EMTN	0.625	07/22/31	EUR	4,500	4,486,572
Gtd. Notes, EMTN	3.375	11/25/32	EUR	3,900	4,510,764
Gtd. Notes, EMTN	3.375	05/25/34	EUR	4,800	5,475,771

Caisse Francaise de Financement Local SA, Covered Bonds, EMTN	4.680	03/09/29	CAD	28,712	21,134,249
French Republic Government Bond OAT,
Bonds, 144A	0.500	05/25/72	EUR	100	30,074
Bonds, 144A, Series OATi	0.550	03/01/39	EUR	106	104,871
Bonds, Series OATe, 144A	0.100	07/25/38	EUR	120	113,474

Ile-de-France Mobilites, Sr. Unsec’d. Notes, EMTN	0.950	02/16/32	EUR	1,400	1,392,666

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
France (cont’d.)

Region of Ile de France, Sr. Unsec’d. Notes, EMTN	2.900%	04/30/31	EUR	1,700	$1,933,879
SFIL SA, Sr. Unsec’d. Notes, EMTN	2.875	01/22/31	EUR	9,100	10,344,889
Societe Des Grands Projets EPIC, Sr. Unsec’d. Notes, EMTN	0.000	11/25/30	EUR	2,800	2,750,891
Ville de Paris, Sr. Unsec’d. Notes, EMTN	1.750	05/25/31	EUR	2,800	2,973,304
					57,829,552
Gabon 0.1%
Gabon Blue Bond Master Trust 2, Insured Notes	6.097	08/01/38		2,550	2,545,180
Germany 0.0%
Deutsche Bundesrepublik Inflation-Linked Bond, Bonds	0.100	04/15/46	EUR	130	119,454
State of North Rhine-Westphalia, Sr. Unsec’d. Notes, EMTN	7.500	06/08/27	MXN	500	25,746
					145,200
Greece 3.5%
Hellenic Republic Government Bond,
Bonds	4.300	02/24/26	EUR	52	59,558
Bonds	4.300	02/24/27	EUR	99	115,263
Bonds	4.300	02/24/28	EUR	64	75,459
Bonds	4.300	02/24/29	EUR	194	227,646
Bonds	4.300	02/24/30	EUR	501	587,584
Bonds	4.300	02/24/31	EUR	169	197,714
Bonds	4.300	02/24/32	EUR	158	184,365
Bonds	4.300	02/24/33	EUR	46	52,853
Bonds	4.300	02/24/34	EUR	95	109,346
Bonds	4.300	02/24/35	EUR	199	226,882
Bonds	4.300	02/24/36	EUR	131	147,975
Bonds	4.300	02/24/37	EUR	157	175,696
Bonds	4.300	02/24/38	EUR	268	296,932
Bonds	4.300	02/24/39	EUR	319	349,895
Bonds	4.300	02/24/40	EUR	378	432,622
Bonds	4.300	02/24/41	EUR	300	342,529
Bonds	4.300	02/24/42	EUR	923	1,053,802
Sr. Unsec’d. Notes, 144A	1.875	02/04/35	EUR	60,000	60,523,100
Sr. Unsec’d. Notes, 144A	1.875	01/24/52	EUR	7,585	5,651,144
Hellenic Republic Government International Bond,
Sr. Unsec’d. Notes	5.200	07/17/34	EUR	10,198	12,746,678
Sr. Unsec’d. Notes	6.140	04/14/28	EUR	5,400	6,715,008
					90,272,051
Guatemala 0.0%
Guatemala Government Bond, Sr. Unsec’d. Notes, 144A	6.250	08/15/36		1,000	1,004,000
Hong Kong 0.1%
Hong Kong Government International Bond, Sr. Unsec’d. Notes, GMTN	3.300	06/07/33	CNH	22,000	3,335,219

PGIM Global Total Return Fund

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Hungary 0.5%
Hungary Government Bond, Bonds, Series 27/A	3.000%	10/27/27	HUF	800,000	$2,124,609
Hungary Government International Bond,
Sr. Unsec’d. Notes	2.125	09/22/31		1,375	1,148,037
Sr. Unsec’d. Notes, Series 10Y	4.500	06/16/34	EUR	1,200	1,388,475
Sr. Unsec’d. Notes, Series 12Y	1.625	04/28/32	EUR	2,976	2,970,632

Magyar Export-Import Bank Zrt, Gov’t. Gtd. Notes	6.000	05/16/29	EUR	3,600	4,440,067
					12,071,820
India 0.3%
Export-Import Bank of India, Sr. Unsec’d. Notes, EMTN	3.450	06/25/26	CNH	50,000	6,995,711
Indonesia 1.9%
Indonesia Government International Bond,
Sr. Unsec’d. Notes	0.900	02/14/27	EUR	10,300	11,463,440
Sr. Unsec’d. Notes	1.000	07/28/29	EUR	8,500	8,999,942
Sr. Unsec’d. Notes	1.400	10/30/31	EUR	9,560	9,689,385
Sr. Unsec’d. Notes	3.650	09/10/32	EUR	3,200	3,679,229
Sr. Unsec’d. Notes, EMTN	3.750	06/14/28	EUR	13,980	16,425,416
					50,257,412
Israel 0.3%
Israel Government International Bond, Sr. Unsec’d. Notes, EMTN	6.875	10/21/34	GBP	3,435	4,990,322
State of Israel, Sr. Unsec’d. Notes, EMTN	6.250	11/21/27		1,500	1,556,719
					6,547,041
Italy 3.1%
Cassa Del Trentino SPA, Local Gov’t. Gtd. Notes, EMTN	1.160	06/17/26	EUR	316	356,253
City of Milan, Sr. Unsec’d. Notes	4.019	06/29/35	EUR	6,740	7,816,813
Italy Buoni Poliennali Del Tesoro,
Sr. Unsec’d. Notes, 144A	1.800	05/15/36	EUR	103	117,794
Sr. Unsec’d. Notes, Series 10Y	3.850	07/01/34	EUR	500	593,236
Sr. Unsec’d. Notes, Series 10Y	4.200	03/01/34	EUR	250	304,751
Sr. Unsec’d. Notes, Series 11Y	3.850	02/01/35	EUR	3,085	3,646,282
Sr. Unsec’d. Notes, Series 16Y, 144A	3.350	03/01/35	EUR	1,285	1,464,399
Sr. Unsec’d. Notes, Series VALR	4.100(cc)	10/10/28	EUR	1,000	1,202,368

Region of Lazio, Sr. Unsec’d. Notes	3.088	03/31/43	EUR	6,070	6,481,366
Region of Lombardy, Sr. Unsec’d. Notes	5.804	10/25/32		2,700	2,536,574
Region of Umbria, Sr. Unsec’d. Notes, 6 Month EURIBOR + 0.200%	2.599(c)	03/26/31	EUR	654	708,994
Repubic of Italy Government International Bond Coupon Strips, Sr. Unsec’d. Notes	1.812(s)	02/20/31	EUR	5,458	5,185,814
Republic of Italy Government International Bond,
Sr. Unsec’d. Notes, EMTN, EURIBOR ICE SWAP 11:00 Fft 30Y Index + 0.000% (Cap N/A, Floor 4.250%)	4.250(c)	06/28/29	EUR	7,892	9,344,089
Sr. Unsec’d. Notes, EMTN	4.425	03/28/36	EUR	1,400	1,671,997
Sr. Unsec’d. Notes, EMTN	5.200	07/31/34	EUR	1,635	2,083,904
Sr. Unsec’d. Notes, EMTN	5.250	12/07/34	GBP	17,018	20,986,764
Sr. Unsec’d. Notes, EMTN	5.345	01/27/48	EUR	2,100	2,595,514

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Italy (cont’d.)
Republic of Italy Government International Bond, (cont’d.)
Sr. Unsec’d. Notes, Series 10Y	2.875%	10/17/29		3,300	$3,085,983
Sr. Unsec’d. Notes, Series 30Y	3.875	05/06/51		1,492	1,018,102
Sr. Unsec’d. Notes, Series 30Y, MTN	5.375	06/15/33		5,900	6,219,520
Sr. Unsec’d. Notes, Series 67, EMTN, EURIBOR ICE SWAP 11:00 Fft 10Y Index + 0.000% (Cap 8.800%, Floor N/A)	2.455(c)	05/11/26	EUR	3,000	3,419,798
					80,840,315
Japan 0.2%
Japan Government Twenty Year Bond,
Bonds, Series 159	0.600	12/20/36	JPY	350,000	2,049,305
Bonds, Series 189	1.900	06/20/44	JPY	377,000	2,282,901
					4,332,206
Malta 0.1%
Malta Government Bond,
Bonds, Series 16Y	1.200	05/13/37	EUR	1,000	861,446
Bonds, Series I	1.000	04/23/31	EUR	2,500	2,457,753
					3,319,199
Mexico 1.4%
Eagle Funding Luxco Sarl, Sr. Unsec’d. Notes, 144A	5.500	08/17/30		13,210	13,294,544
Mexican Udibonos, Bonds, Series S	3.250	11/12/43	MXN	10	358,572
Mexico Government International Bond,
Sr. Unsec’d. Notes	1.125	01/17/30	EUR	10,100	10,389,357
Sr. Unsec’d. Notes	1.450	10/25/33	EUR	4,825	4,358,559
Sr. Unsec’d. Notes	2.875	04/08/39	EUR	5,000	4,398,984
Sr. Unsec’d. Notes	4.000	03/15/2115	EUR	950	721,766
Sr. Unsec’d. Notes, EMTN	5.625	03/19/2114	GBP	340	304,920
Sr. Unsec’d. Notes, Series 28	2.000	04/20/38	JPY	300,000	1,669,894
Sr. Unsec’d. Notes, Series A, MTN	7.500	04/08/33		875	968,411
					36,465,007
New Zealand 0.2%
New Zealand Government Bond, Unsec’d. Notes, Series 528	0.250	05/15/28	NZD	8,000	4,313,767
Norway 0.1%
Norway Government Bond, Sr. Unsec’d. Notes, Series 479, 144A	1.750	02/17/27	NOK	22,000	2,067,384
Panama 0.6%
Panama Government International Bond,
Sr. Unsec’d. Notes	6.875	01/31/36		300	301,050
Sr. Unsec’d. Notes	8.125	04/28/34		14,336	15,479,583
					15,780,633
Peru 0.5%
Peru Government Bond, Bonds	5.940	02/12/29	PEN	6,000	1,760,818

PGIM Global Total Return Fund

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Peru (cont’d.)
Peruvian Government International Bond,
Sr. Unsec’d. Notes	1.250%	03/11/33	EUR	1,200	$1,147,618
Sr. Unsec’d. Notes	3.750	03/01/30	EUR	9,408	11,058,502
					13,966,938
Philippines 1.1%
Philippine Government International Bond,
Sr. Unsec’d. Notes	0.700	02/03/29	EUR	5,365	5,688,266
Sr. Unsec’d. Notes	1.200	04/28/33	EUR	1,350	1,299,759
Sr. Unsec’d. Notes	1.750	04/28/41	EUR	1,085	888,794
Sr. Unsec’d. Notes, EMTN	0.875	05/17/27	EUR	4,000	4,442,144
Sr. Unsec’d. Notes, Series 11	0.990	08/15/28	JPY	800,000	5,173,475
Sr. Unsec’d. Notes, Series 15	0.590	08/15/29	JPY	1,700,000	10,696,021
					28,188,459
Poland 0.2%
Republic of Poland Government Bond,
Bonds, Series 0428	2.750	04/25/28	PLN	1,000	255,600
Bonds, Series 0429	5.750	04/25/29	PLN	1,000	276,331
Bonds, Series 0432	1.750	04/25/32	PLN	1,000	217,040
Bonds, Series 0527	3.750	05/25/27	PLN	1,000	264,061
Bonds, Series 0726	2.500	07/25/26	PLN	1,000	262,406
Bonds, Series 0727	2.500	07/25/27	PLN	1,000	257,678
Bonds, Series 0728	7.500	07/25/28	PLN	5,000	1,442,396
Bonds, Series 0729	4.750	07/25/29	PLN	1,000	266,974
Bonds, Series 1026	0.250	10/25/26	PLN	1,000	254,374
Bonds, Series 1029	2.750	10/25/29	PLN	1,000	247,087
Bonds, Series 1030	1.250	10/25/30	PLN	1,000	223,038
Bonds, Series 1033	6.000	10/25/33	PLN	1,000	279,498
Bonds, Series 1034	5.000	10/25/34	PLN	1,000	259,568
Unsec’d. Notes	1.750	08/25/31	PLN	417	105,577
Bonds, Series 1025	5.022(s)	10/25/25	PLN	1,000	264,314
Bonds, Series 0426	5.048(s)	04/25/26	PLN	1,000	258,861

Republic of Poland Government International Bond, Sr. Unsec’d. Notes, EMTN	3.220	08/04/34	JPY	100,000	722,351
					5,857,154
Portugal 0.1%
Autonomous Region of the Azores,
Sr. Unsec’d. Notes	0.491	10/01/27	EUR	400	435,363
Sr. Unsec’d. Notes	1.006	06/15/29	EUR	300	317,924
Sr. Unsec’d. Notes	1.095	09/27/36	EUR	600	510,273
Sr. Unsec’d. Notes	2.163	04/06/32	EUR	500	528,674
Sr. Unsec’d. Notes	3.720	10/17/28	EUR	400	466,217

Regiao Autonoma Madeira, Sr. Unsec’d. Notes	1.141	12/04/34	EUR	1,000	895,726
					3,154,177
Romania 0.9%
Romania Government Bond,
Bonds, Series 04Y	3.500	11/25/25	RON	500	111,207
Bonds, Series 04Y	7.200	10/28/26	RON	500	112,588
Bonds, Series 04Y	7.200	05/31/27	RON	500	112,340
Bonds, Series 05Y	3.250	06/24/26	RON	500	108,878
Bonds, Series 05Y	4.250	04/28/36	RON	500	88,276
Bonds, Series 05Y	6.300	04/25/29	RON	500	108,490

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Romania (cont’d.)
Romania Government Bond, (cont’d.)
Bonds, Series 06Y	8.750%	10/30/28	RON	500	$116,750
Bonds, Series 07Y	2.500	10/25/27	RON	500	101,741
Bonds, Series 07Y	4.850	04/22/26	RON	500	110,711
Bonds, Series 07Y	8.000	04/29/30	RON	500	115,168
Bonds, Series 08Y	4.150	01/26/28	RON	500	104,835
Bonds, Series 08Y	4.850	07/25/29	RON	500	102,913
Bonds, Series 08Y	7.350	04/28/31	RON	500	112,393
Bonds, Series 10Y	4.150	10/24/30	RON	500	97,159
Bonds, Series 10Y	5.000	02/12/29	RON	500	104,342
Bonds, Series 10Y	6.700	02/25/32	RON	500	108,665
Bonds, Series 10Y	7.200	10/30/33	RON	500	111,813
Bonds, Series 10Y	8.250	09/29/32	RON	500	117,931
Bonds, Series 11Y	7.100	07/31/34	RON	500	111,464
Bonds, Series 15Y	3.650	09/24/31	RON	500	92,468
Bonds, Series 15Y	4.750	10/11/34	RON	500	94,231
Bonds, Series 15Y	5.800	07/26/27	RON	500	109,593
Bonds, Series 15Y	7.900	02/24/38	RON	500	118,651
Romanian Government International Bond,
Sr. Unsec’d. Notes, 144A, MTN	2.124	07/16/31	EUR	3,600	3,507,478
Sr. Unsec’d. Notes, 144A, MTN	2.500	02/08/30	EUR	4,150	4,378,413
Sr. Unsec’d. Notes, 144A, MTN	2.875	05/26/28	EUR	1,100	1,235,250
Sr. Unsec’d. Notes, EMTN	2.124	07/16/31	EUR	2,000	1,948,599
Sr. Unsec’d. Notes, EMTN	2.375	04/19/27	EUR	1,000	1,132,396
Sr. Unsec’d. Notes, EMTN	3.375	02/08/38	EUR	2,138	1,863,463
Sr. Unsec’d. Notes, EMTN	3.500	04/03/34	EUR	1,000	977,152
Sr. Unsec’d. Notes, EMTN	3.875	10/29/35	EUR	1,000	973,444
Sr. Unsec’d. Notes, EMTN	4.125	03/11/39	EUR	1,786	1,660,487
Sr. Unsec’d. Notes, EMTN	6.750	07/11/39	EUR	1,003	1,174,250
Sr. Unsec’d. Notes, MTN	2.875	05/26/28	EUR	700	786,068
					22,109,607
Saudi Arabia 0.6%
Saudi Government International Bond, Sr. Unsec’d. Notes	2.000	07/09/39	EUR	16,656	14,788,090
Serbia 1.2%
Serbia International Bond,
Sr. Unsec’d. Notes	1.500	06/26/29	EUR	6,000	6,312,776
Sr. Unsec’d. Notes	2.125	12/01/30		9,015	7,702,168
Sr. Unsec’d. Notes	3.125	05/15/27	EUR	15,595	17,797,014
					31,811,958
Slovakia 0.1%
Slovakia Government Bond, Bonds, Series 247	3.625	06/08/33	EUR	1,530	1,781,288
Slovenia 0.1%
Slovenia Government Bond, Sr. Unsec’d. Notes, Series RS86	0.000	02/12/31	EUR	100	98,878
Slovenia Government International Bond, Bonds	5.000	09/19/33		3,200	3,249,504
					3,348,382

PGIM Global Total Return Fund

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
South Africa 0.1%
Republic of South Africa Government Bond - CPI Linked, Sr. Unsec’d. Notes, Series 2046	2.500%	03/31/46	ZAR	5,352	$193,775
Republic of South Africa Government International Bond, Sr. Unsec’d. Notes, Series 12Y	3.750	07/24/26	EUR	2,200	2,524,034
					2,717,809
Spain 2.4%
Autonomous Community of Catalonia,
Sr. Unsec’d. Notes	4.690	10/28/34	EUR	598	713,023
Sr. Unsec’d. Notes, EMTN, EURIBOR ICE SWAP 11:00 Fft 10Y Index + 0.000% (Cap 12.000%, Floor 5.480%)	5.480(c)	05/11/29	EUR	1,000	1,236,992
Sr. Unsec’d. Notes, EMTN	5.900	05/28/30	EUR	3,250	4,041,204
Sr. Unsec’d. Notes, EMTN	6.350	11/30/41	EUR	2,100	2,834,645
Spain Government Bond,
Sr. Unsec’d. Notes, 144A	1.000	10/31/50	EUR	10,600	6,524,980
Sr. Unsec’d. Notes, 144A	1.200	10/31/40	EUR	2,500	2,038,316
Sr. Unsec’d. Notes, 144A	1.850	07/30/35	EUR	7,225	7,297,884
Sr. Unsec’d. Notes, 144A	3.450	07/30/66	EUR	4,200	4,116,765
Spain Government Bond Coupon Strips,
Sr. Unsec’d. Notes	0.320(s)	01/31/33	EUR	2,100	1,921,797
Bonds	0.449(s)	07/30/29	EUR	438	452,713
Sr. Unsec’d. Notes, Series CAC(k)	0.579(s)	07/30/29	EUR	3,600	3,710,610
Sr. Unsec’d. Notes	0.958(s)	01/31/35	EUR	168	139,617
Sr. Unsec’d. Notes	1.027(s)	01/31/36	EUR	168	133,137
Sr. Unsec’d. Notes	1.078(s)	01/31/37	EUR	168	127,620
Sr. Unsec’d. Notes, Series CAC	1.128(s)	07/30/36	EUR	862	679,274
Sr. Unsec’d. Notes, Series CAC	1.212(s)	07/30/37	EUR	862	651,052
Sr. Unsec’d. Notes	1.296(s)	07/30/41	EUR	436	268,150
Sr. Unsec’d. Notes, Series CAC	1.297(s)	07/30/38	EUR	862	613,110
Sr. Unsec’d. Notes, Series CAC	1.365(s)	07/30/42	EUR	300	178,254
Sr. Unsec’d. Notes, Series CAC	1.405(s)	07/30/43	EUR	300	166,853
Sr. Unsec’d. Notes, Series CAC	1.455(s)	07/30/44	EUR	300	159,725
Sr. Unsec’d. Notes, Series CAC	1.475(s)	07/30/45	EUR	300	152,131
Sr. Unsec’d. Notes, Series CAC	1.485(s)	07/30/46	EUR	300	147,465
Sr. Unsec’d. Notes, Series CAC	1.504(s)	07/30/47	EUR	300	140,604
Sr. Unsec’d. Notes, Series CAC	1.514(s)	07/30/48	EUR	300	135,773
Sr. Unsec’d. Notes, Series CAC	1.544(s)	07/30/49	EUR	300	129,599
Sr. Unsec’d. Notes, Series CAC	1.564(s)	07/30/50	EUR	300	124,105
Sr. Unsec’d. Notes, Series CAC	1.594(s)	07/30/51	EUR	300	118,409
Sr. Unsec’d. Notes, Series CAC	1.623(s)	07/30/52	EUR	300	110,842
Sr. Unsec’d. Notes, Series CAC	1.663(s)	07/30/53	EUR	300	105,317
Sr. Unsec’d. Notes, Series CAC	1.683(s)	07/30/54	EUR	300	95,669
Sr. Unsec’d. Notes, Series CAC	1.703(s)	07/30/55	EUR	300	90,140
Sr. Unsec’d. Notes, Series CAC	1.732(s)	07/30/56	EUR	300	86,895
Sr. Unsec’d. Notes, Series CAC	1.772(s)	07/30/57	EUR	300	82,194
Sr. Unsec’d. Notes, Series CAC	1.782(s)	07/30/58	EUR	300	80,739
Sr. Unsec’d. Notes, Series CAC	1.812(s)	07/30/59	EUR	300	75,685
Sr. Unsec’d. Notes, Series CAC	1.851(s)	07/30/60	EUR	300	73,994
Sr. Unsec’d. Notes, Series CAC	1.871(s)	07/30/61	EUR	300	68,607
Sr. Unsec’d. Notes, Series CAC	1.891(s)	07/30/62	EUR	300	62,668
Sr. Unsec’d. Notes, Series CAC	1.921(s)	07/30/63	EUR	300	58,816
Sr. Unsec’d. Notes, Series CAC	1.950(s)	07/30/64	EUR	300	58,345
Sr. Unsec’d. Notes, Series CAC	1.980(s)	07/30/65	EUR	300	53,682
Sr. Unsec’d. Notes, Series CAC	2.010(s)	07/30/66	EUR	300	52,032

Spain Government Bond Principal Strips, Sr. Unsec’d. Notes	0.794(s)	07/30/41	EUR	1,700	1,040,667

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Spain (cont’d.)

Spain Government Inflation-Linked Bond, Sr. Unsec’d. Notes, 144A	1.150%	11/30/36	EUR	103	$113,888
Spain Government International Bond, Sr. Unsec’d. Notes, EMTN	5.250	04/06/29	GBP	16,080	21,642,935
					62,906,922
Sweden 0.1%
Svensk Exportkredit AB,
Sr. Unsec’d. Notes, EMTN	8.904(s)	06/25/27	ZAR	1,400	66,218
Sr. Unsec’d. Notes, EMTN	10.550(s)	03/30/32	MXN	43,890	1,235,062

Sweden Government Bond, Bonds, Series 1053	3.500	03/30/39	SEK	10,000	1,124,415
					2,425,695
Tunisia 0.0%
Tunisian Republic, Sr. Unsec’d. Notes	4.200	03/17/31	JPY	100,000	571,950
Turkey 0.1%
Turkiye Government Bond,
Bonds	2.480	05/02/29	TRY	4,438	99,836
Bonds, BIST Index + 0.000%	47.316(c)	09/06/28	TRY	51,999	1,228,411
Bonds, Series 04Y, BIST Index + 0.000%	48.841(c)	05/17/28	TRY	47,324	1,129,628
					2,457,875
United Arab Emirates 0.2%
Finance Department Government of Sharjah,
Sr. Unsec’d. Notes	4.625	01/17/31	EUR	2,000	2,322,342
Sr. Unsec’d. Notes, 144A, MTN	4.625	01/17/31	EUR	3,600	4,180,216
					6,502,558
United Kingdom 2.5%
HM Treasury UK Sovereign Sukuk PLC, Unsec’d. Notes(k)	0.333	07/22/26	GBP	500	638,537
Jersey International Bond, Sr. Unsec’d. Notes	3.750	06/09/54	GBP	834	779,124
United Kingdom Gilt,
Bonds	0.875	01/31/46	GBP	100	59,992
Bonds	1.125	01/31/39	GBP	100	83,638
Bonds	1.250	10/22/41	GBP	100	76,726
Bonds	1.250	07/31/51	GBP	100	56,574
Bonds	1.500	07/22/47	GBP	100	67,502
Bonds	1.625	10/22/71	GBP	100	51,919
Bonds	1.750	01/22/49	GBP	100	69,497
Bonds	1.750	07/22/57	GBP	100	60,286
Bonds	2.500	07/22/65	GBP	100	71,776
Bonds	3.250	01/22/44	GBP	100	101,118
Bonds	3.500	07/22/68	GBP	100	93,011
Bonds	3.750	07/22/52	GBP	100	102,041
Bonds	4.000	01/22/60	GBP	100	104,416
Bonds	4.250	03/07/36	GBP	300	382,808
Bonds	4.250	09/07/39	GBP	180	220,813
Bonds	4.250	12/07/40	GBP	100	120,909
Bonds	4.250	12/07/46	GBP	4,475	5,117,626
Bonds	4.250	12/07/49	GBP	100	112,580
Bonds	4.250	12/07/55	GBP	100	110,182

PGIM Global Total Return Fund

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
United Kingdom (cont’d.)
United Kingdom Gilt, (cont’d.)
Bonds(k)	4.500%	06/07/28	GBP	40,700	$54,674,963
Bonds	4.500	12/07/42	GBP	100	122,142
Bonds	4.750	12/07/38	GBP	100	130,599

United Kingdom Inflation-Linked Gilt Bond, Bonds, Series 3M	0.125	03/22/44	GBP	166	150,828
					63,559,607
Uruguay 0.0%
Uruguay Government International Bond, Sr. Unsec’d. Notes, Series 8	1.320	12/09/36	JPY	100,000	565,650
Vietnam 1.3%
Vietnam Government International Bond, Sec’d. Notes, Series 30Y	5.500(cc)	03/12/28		34,792	33,099,485

Total Sovereign Bonds (cost $979,489,916)					892,321,096
U.S. Government Agency Obligation 0.8%
Federal National Mortgage Assoc. (cost $23,577,060)	5.375	12/07/28	GBP	15,000	20,401,467
U.S. Treasury Obligations 5.2%
U.S. Treasury Bonds(k)	1.125	08/15/40		160	97,825
U.S. Treasury Bonds	1.250	05/15/50		1,000	473,750
U.S. Treasury Bonds	1.375	08/15/50		1,000	485,938
U.S. Treasury Bonds	1.625	11/15/50		1,000	519,063
U.S. Treasury Bonds	1.875	02/15/51		1,000	553,438
U.S. Treasury Bonds	1.875	11/15/51		1,000	547,813
U.S. Treasury Bonds	2.000	02/15/50		1,000	579,375
U.S. Treasury Bonds	2.000	08/15/51		1,000	567,813
U.S. Treasury Bonds(k)	2.250	05/15/41		545	392,400
U.S. Treasury Bonds	2.250	08/15/49		1,000	618,594
U.S. Treasury Bonds	2.250	02/15/52		1,000	601,719
U.S. Treasury Bonds	2.375	11/15/49		1,000	634,687
U.S. Treasury Bonds(h)(k)	2.375	05/15/51		45,110	28,179,653
U.S. Treasury Bonds	2.875	05/15/49		3,000	2,124,844
U.S. Treasury Bonds	2.875	05/15/52		1,000	693,437
U.S. Treasury Bonds	3.000	02/15/49		3,000	2,182,031
U.S. Treasury Bonds	3.000	08/15/52		1,000	710,781
U.S. Treasury Bonds(h)(k)	3.375	11/15/48		41,310	32,266,983
U.S. Treasury Bonds	3.625	02/15/53		1,000	804,531
U.S. Treasury Bonds	3.625	05/15/53		1,000	803,594
U.S. Treasury Bonds	4.000	11/15/52		1,000	861,719
U.S. Treasury Bonds(k)	4.125	08/15/44		21,410	19,386,086
U.S. Treasury Bonds	4.125	08/15/53		1,000	880,312
U.S. Treasury Bonds	4.250	02/15/54		1,000	899,062
U.S. Treasury Bonds	4.625	11/15/44		2,390	2,312,698
U.S. Treasury Bonds	4.625	05/15/54		1,000	957,031
U.S. Treasury Bonds	4.750	11/15/53		3,260	3,182,066
U.S. Treasury Bonds	4.750	05/15/55		660	645,459
U.S. Treasury Inflation Indexed Bonds, TIPS	2.375	02/15/55		509	483,628
U.S. Treasury Notes	1.875	02/15/32		1,415	1,234,366
U.S. Treasury Notes	2.875	05/15/32		2,035	1,884,601
U.S. Treasury Notes	4.000	06/30/32		26,455	26,240,053
U.S. Treasury Strips Coupon	1.872(s)	05/15/31		85	66,847
U.S. Treasury Strips Coupon	1.888(s)	08/15/29		345	293,533
U.S. Treasury Strips Coupon(h)	2.089(s)	11/15/35		800	500,374

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligations (Continued)
U.S. Treasury Strips Coupon(k)	2.251%(s)	08/15/40	800	$380,296

Total U.S. Treasury Obligations (cost $141,987,829)				134,046,400

	Shares
Affiliated Exchange-Traded Fund 0.3%
United States
PGIM AAA CLO ETF (cost $7,319,579)(wa)	143,700	7,396,239
Common Stocks 0.2%
Jamaica 0.0%
Digicel International Finance Ltd.*	59,495	475,960
Spain 0.0%
Codere Group Topco SA (Class A1 Stock)*^	5,833	133,132
Codere Group Topco SA (Class A2 Stock)*^	8,212	187,431
		320,563
United States 0.2%
Diamond Sports Group LLC*(x)	44,198	593,005
Expand Energy Corp.	23,063	2,416,541
Ferrellgas Partners LP (Class B Stock)*(x)	2,731	361,036
		3,370,582

Total Common Stocks (cost $607,056)		4,167,105
Preferred Stocks 0.0%
Jamaica 0.0%
Digicel International Finance Ltd.*^	3,857	45,812
United States 0.0%
Citigroup Capital XIII 10.911%(c), 3 Month SOFR + 6.632%, Maturing 10/30/40	4,000	117,880
Ferrellgas Escrow LLC 8.956%, Maturing 03/30/31^(x)	633	633,000
		750,880

Total Preferred Stocks (cost $752,880)		796,692

	Units
Warrants* 0.0%
Spain 0.0%
Codere Group Topco SA (Spain), expiring 09/30/34^	21	192
United States 0.0%
Diamond Sports Group LLC, expiring 06/30/26(x)	82,206	15,816

PGIM Global Total Return Fund

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Description	Units	Value

Total Warrants (cost $815)		16,008

Total Long-Term Investments (cost $2,683,586,997)		2,534,544,737

	Shares
Short-Term Investments 1.6%
Affiliated Mutual Funds 1.6%
PGIM Core Government Money Market Fund (7-day effective yield 4.492%)(wa)	18,571,272	$18,571,272
PGIM Institutional Money Market Fund (7-day effective yield 4.528%) (cost $21,941,568; includes $21,862,039 of cash collateral for securities on loan)(b)(wa)	21,958,333	21,942,963

Total Affiliated Mutual Funds (cost $40,512,840)		40,514,235
Options Purchased*~ 0.0%
(cost $302,286)		350,736

Total Short-Term Investments (cost $40,815,126)		40,864,971

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 99.4% (cost $2,724,402,123)		2,575,409,708
Options Written*~ (0.0)%
(premiums received $488,463)		(291,885)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 99.4% (cost $2,723,913,660)		2,575,117,823
Other assets in excess of liabilities(z) 0.6%		14,750,110

Net Assets 100.0%		$2,589,867,933

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CHF—Swiss Franc
CLP—Chilean Peso
CNH—Chinese Renminbi
CNY—China Yuan
COP—Colombian Peso
CZK—Czech Koruna
DKK—Danish Krone
EUR—Euro
GBP—British Pound
HKD—Hong Kong Dollar
HUF—Hungarian Forint
IDR—Indonesian Rupiah
ILS—Israeli Shekel
ITL—Italian Lira
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
MYR—Malaysian Ringgit
NOK—Norwegian Krone
NZD—New Zealand Dollar
PEN—Peruvian Nuevo Sol
PLN—Polish Zloty
RON—Romanian Leu
SAR—Saudi Arabian Riyal
SEK—Swedish Krona
SGD—Singapore Dollar
THB—Thai Baht
TRY—Turkish Lira

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
TWD—New Taiwanese Dollar
USD—US Dollar
ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
AID—Agency for International Development
BARC—Barclays Bank PLC
BBR—New Zealand Bank Bill Rate
BBSW—Australian Bank Bill Swap Reference Rate
BIST—Borsa Istanbul Index (Turkish Stock Exchange)
BNP—BNP Paribas S.A.
BOA—Bank of America, N.A.
BROIS—Brazil Overnight Index Swap
BUBOR—Budapest Interbank Offered Rate
CAC—French Stock Market Index
CDX—Credit Derivative Index
CF—CF Secured, LLC
CIBOR—Copenhagen Interbank Offered Rate
CITI—Citibank, N.A.
CLO—Collateralized Loan Obligation
CLOIS—Sinacofi Chile Interbank Rate Average
CMBX—Commercial Mortgage-Backed Index
CME—Chicago Mercantile Exchange
CORRA—Canadian Overnight Repo Rate Average
CPI—Consumer Price Index
DAC—Designated Activity Company
DB—Deutsche Bank AG
EMTN—Euro Medium Term Note
ETF—Exchange-Traded Fund
EURIBOR—Euro Interbank Offered Rate
EuroSTR—Euro Short-Term Rate
FHLMC—Federal Home Loan Mortgage Corporation
GMTN—Global Medium Term Note
GS—Goldman Sachs & Co. LLC
GSI—Goldman Sachs International
HSBC—HSBC Bank PLC
ICE—Intercontinental Exchange
IO—Interest Only (Principal amount represents notional)
JPM—JPMorgan Chase Bank N.A.
KLIBOR—Kuala Lumpur Interbank Offered Rate
KWCDC—Korean Won Certificate of Deposit
LIBOR—London Interbank Offered Rate
LP—Limited Partnership
M—Monthly payment frequency for swaps
MASTR—Morgan Stanley Structured Asset Security
MPLE—Maple Bonds
MSI—Morgan Stanley & Co International PLC
MTN—Medium Term Note
MUNIPSA—Municipal Swap Weekly Yield Index
N/A—Not Applicable
NIBOR—Norwegian Interbank Offered Rate
OAT—Obligations Assimilables du Tresor
OTC—Over-the-counter
PIK—Payment-in-Kind
PJSC—Public Joint-Stock Company
Q—Quarterly payment frequency for swaps
REMIC—Real Estate Mortgage Investment Conduit
S—Semiannual payment frequency for swaps
SAIBOR—Saudi Arabian Interbank Offered Rate
SARON—Swiss Average Rate Overnight
SCB—Standard Chartered Bank
SHIR—Shekel Overnight Interest Rate
SOFR—Secured Overnight Financing Rate
SONIA—Sterling Overnight Index Average
SORA—Singapore Overnight Rate Average
SSB—State Street Bank & Trust Company
STIBOR—Stockholm Interbank Offered Rate
STRIPs—Separate Trading of Registered Interest and Principal of Securities
T—Swap payment upon termination

PGIM Global Total Return Fund

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
TAIBOR—Taiwan Interbank Offered Rate
THOR—Thai Overnight Repurchase Rate
TIPS—Treasury Inflation-Protected Securities
TONAR—Tokyo Overnight Average Rate
UAG—UBS AG
USOIS—United States Overnight Index Swap
WIBOR—Warsaw Interbank Offered Rate

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $34,892,813 and 1.3% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $21,213,986; cash collateral of $21,862,039 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2025.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of July 31, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(jj)	Represents original contract currency denomination, settlement to occur in Euro currency.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	Represents investments in Funds affiliated with the Manager.
(x)	The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.
(x) Restricted Securities:
Issuer Description	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets
20 Times Square Trust, Series 2018-20TS, Class G, 144A, 3.100%(cc), 05/15/35	05/09/18	$909,111	$865,000	0.1%
20 Times Square Trust, Series 2018-20TS, Class H, 144A, 3.100%(cc), 05/15/35	05/09/18	885,052	840,000	0.0
Diamond Sports Group LLC*	01/02/25	116,918	593,005	0.0
Diamond Sports Group LLC, expiring 06/30/26	01/02/25	—	15,816	0.0
Ferrellgas Escrow LLC, 8.956%, Maturing 03/30/31^	06/26/24	639,330	633,000	0.0
Ferrellgas Partners LP (Class B Stock)*	10/20/14	749,975	361,036	0.0
Greystone Commercial Capital Trust, Sr. Unsec’d. Notes, Series A, 144A, 1 Month LIBOR + 2.270%, 7.230%(c), 05/31/26^(d)	05/18/21	19,079,706	16,980,939	0.7
Total		$22,380,092	$20,288,796	0.8%
(z) Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Unfunded loan commitments outstanding at July 31, 2025:
Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
ClubCorp Holdings, Inc., Delayed Draw Term Loan, 1.000%, Maturity Date 07/09/32 (cost $42,986)^	44	$43,277	$291	$—
ClubCorp Holdings, Inc., Revolver Loan, 0.500%, Maturity Date 07/31/32 (cost $71,642)^	73	72,128	486	—
Doncasters US Finance LLC, 2025 Delayed Draw Term Loan, —%(p), Maturity Date 04/01/30 (cost $1,800,000)	1,800	1,818,000	18,000	—
		$1,933,405	$18,777	$—

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
3 Month SOFR	Call	12/12/25	$97.00		388		970	$16,975
3 Month SOFR	Put	12/12/25	$96.00		388		970	167,325
Total Exchange Traded (cost $173,552)								$184,300

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
5-Year Interest Rate Swap, 09/29/30	Call	CITI	09/25/25	3.29%	3.29%(A)	1 Day SOFR(A)/ 4.390%		15,200	$29,560
10-Year Interest Rate Swap, 09/29/35	Call	DB	09/25/25	3.53%	3.53%(A)	1 Day SOFR(A)/ 4.390%		6,525	18,021
1-Year Interest Rate Swap, 12/05/26	Put	JPM	12/03/25	2.05%	3 Month EURIBOR(Q)/ 2.008%	2.05%(A)	EUR	71,970	42,754
3-Year Interest Rate Swap, 08/12/28	Put	JPM	08/07/25	1.02%	1 Day TONAR(A)/ 0.478%	1.02%(A)	JPY	6,662,700	427
3-Year Interest Rate Swap, 08/12/28	Put	JPM	08/07/25	1.52%	1 Day TONAR(A)/ 0.478%	1.52%(A)	JPY	6,662,700	—
10-Year Interest Rate Swap, 10/30/35	Put	JPM	10/28/25	4.13%	1 Day SOFR(A)/ 4.390%	4.13%(A)		16,075	75,674
Total OTC Swaptions (cost $128,734)									$166,436
Total Options Purchased (cost $302,286)									$350,736
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
3 Month SOFR	Call	12/12/25	$96.25		388		970	$(65,475)
3 Month SOFR	Call	12/12/25	$99.75		50		125	(313)
3 Month SOFR	Call	12/12/25	$100.00		30		75	(188)
3 Month SOFR	Put	12/12/25	$95.63		388		970	(12,125)
Total Exchange Traded (premiums received $315,414)								$(78,101)

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
30-Year SOFR Spread Index Cap^	Call	MSI	01/27/26	0.80%		—		10,000	$(45,817)
30-Year SOFR Spread Index Floor^	Put	MSI	01/27/26	0.80%		—		10,000	(20,634)
Israel GAP^	Put	MSI	04/24/26	$85.00		—		5,000	(8,394)
Total OTC Traded (premiums received $79,958)									$(74,845)

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
5-Year Interest Rate Swap, 09/29/30	Call	CITI	09/25/25	3.04%	1 Day SOFR(A)/ 4.390%	3.04%(A)		30,400	$(19,645)
10-Year Interest Rate Swap, 09/29/35	Call	DB	09/25/25	3.21%	1 Day SOFR(A)/ 4.390%	3.21%(A)		13,050	(6,828)
CDX.NA.IG.44.V1, 06/20/30	Call	GSI	09/17/25	0.45%	CDX.NA.IG.44.V1(Q)	1.00%(Q)		100,000	(12,668)
1-Year Interest Rate Swap, 12/05/26	Put	JPM	12/03/25	2.20%	2.20%(A)	3 Month EURIBOR(Q)/ 2.008%	EUR	143,940	(28,412)
3-Year Interest Rate Swap, 08/12/28	Put	JPM	08/07/25	1.27%	1.27%(A)	1 Day TONAR(A)/ 0.478%	JPY	13,325,400	—

PGIM Global Total Return Fund

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
10-Year Interest Rate Swap, 10/30/35	Put	JPM	10/28/25	4.32%	4.32%(A)	1 Day SOFR(A)/ 4.390%	32,150	$(71,386)
Total OTC Swaptions (premiums received $93,091)								$(138,939)
Total Options Written (premiums received $488,463)								$(291,885)
Futures contracts outstanding at July 31, 2025:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
2,668	5 Year U.S. Treasury Notes	Sep. 2025	$288,602,576	$989,289
503	10 Year U.S. Treasury Notes	Sep. 2025	55,864,438	488,568
1,113	10 Year U.S. Ultra Treasury Notes	Sep. 2025	125,855,959	595,142
523	20 Year U.S. Treasury Bonds	Sep. 2025	59,720,063	1,320,195
1,972	Japanese Yen Currency	Sep. 2025	164,316,900	(9,317,934)
				(5,924,740)
Short Positions:
100	30 Day Federal Funds	Aug. 2025	39,867,773	(1,191)
349	3 Month CME SOFR	Sep. 2025	83,443,719	344,832
349	3 Month CME SOFR	Dec. 2025	83,554,963	592,668
191	2 Year U.S. Treasury Notes	Sep. 2025	39,534,016	134,062
789	5 Year Euro-Bobl	Sep. 2025	105,590,705	547,865
9	10 Year Euro-Bund	Sep. 2025	1,332,123	(4,962)
26	10 Year U.S. Micro Ultra Treasury Notes	Aug. 2025	294,003	(3,479)
258	30 Year U.S. Ultra Treasury Bonds	Sep. 2025	30,266,625	(191,858)
1,470	British Pound Currency	Sep. 2025	121,495,500	2,827,567
484	Euro Currency	Sep. 2025	69,336,025	181,727
160	Euro Schatz Index	Sep. 2025	19,546,474	48,820
				4,476,051
				$(1,448,689)
Forward foreign currency exchange contracts outstanding at July 31, 2025:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/22/25	BARC	AUD	32,683	$21,339,822	$21,036,834	$—	$(302,988)
British Pound,
Expiring 10/22/25	BARC	GBP	14,456	19,346,228	19,106,302	—	(239,926)
Canadian Dollar,
Expiring 10/22/25	BARC	CAD	7,629	5,609,509	5,528,749	—	(80,760)
Chilean Peso,
Expiring 09/17/25	CITI	CLP	1,149,859	1,227,616	1,182,302	—	(45,314)
China Yuan,
Expiring 09/17/25	JPM	CNY	353,761	49,577,628	49,468,322	—	(109,306)
Chinese Renminbi,
Expiring 09/17/25	BOA	CNH	43,249	6,019,330	6,021,388	2,058	—
Expiring 09/17/25	BOA	CNH	8,206	1,149,990	1,142,470	—	(7,520)
Expiring 09/17/25	HSBC	CNH	119,313	16,697,343	16,611,339	—	(86,004)
Expiring 09/17/25	HSBC	CNH	43,414	6,073,687	6,044,323	—	(29,364)
Danish Krone,
Expiring 10/22/25	CITI	DKK	9,828	1,551,330	1,512,179	—	(39,151)

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2025 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indonesian Rupiah,
Expiring 09/17/25	HSBC	IDR	164,734,000	$10,087,505	$9,968,996	$—	$(118,509)
Israeli Shekel,
Expiring 09/17/25	BARC	ILS	10,107	2,894,138	2,976,369	82,231	—
Malaysian Ringgit,
Expiring 09/17/25	BARC	MYR	23,243	5,523,550	5,453,353	—	(70,197)
Expiring 09/17/25	MSI	MYR	23,243	5,516,601	5,453,352	—	(63,249)
Polish Zloty,
Expiring 10/22/25	BARC	PLN	3,336	913,788	889,186	—	(24,602)
Singapore Dollar,
Expiring 09/17/25	JPM	SGD	7,532	5,891,775	5,823,217	—	(68,558)
South Korean Won,
Expiring 09/17/25	JPM	KRW	38,793,377	28,734,345	27,881,751	—	(852,594)
Swiss Franc,
Expiring 10/22/25	BARC	CHF	8,701	11,055,850	10,824,621	—	(231,229)
Thai Baht,
Expiring 09/17/25	HSBC	THB	183,379	5,650,173	5,633,175	—	(16,998)
				$204,860,208	$202,558,228	84,289	(2,386,269)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 10/22/25	BOA	GBP	2,703	$3,579,797	$3,572,683	$7,114	$—
Canadian Dollar,
Expiring 10/22/25	BNP	CAD	708	519,616	512,850	6,766	—
Colombian Peso,
Expiring 09/17/25	CITI	COP	11,877,279	2,866,139	2,823,362	42,777	—
Euro,
Expiring 10/22/25	BARC	EUR	81,696	95,516,891	93,745,974	1,770,917	—
Expiring 10/22/25	BOA	EUR	6,360	7,317,301	7,298,279	19,022	—
Expiring 10/22/25	DB	EUR	60,871	71,670,963	69,849,581	1,821,382	—
Expiring 10/22/25	SSB	EUR	81,696	95,942,526	93,745,974	2,196,552	—
Expiring 10/22/25	UAG	EUR	80,085	94,245,021	91,897,182	2,347,839	—
Hong Kong Dollar,
Expiring 07/02/26	HSBC	HKD	77,280	10,000,000	9,999,630	370	—
Japanese Yen,
Expiring 10/22/25	HSBC	JPY	1,469,804	9,973,425	9,837,407	136,018	—
Mexican Peso,
Expiring 09/17/25	HSBC	MXN	106,061	5,458,464	5,592,570	—	(134,106)
Swedish Krona,
Expiring 10/22/25	CITI	SEK	86,566	9,070,738	8,890,881	179,857	—
				$406,160,881	$397,766,373	8,528,614	(134,106)
						$8,612,903	$(2,520,375)
Credit default swap agreements outstanding at July 31, 2025:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**:
Arab Republic of Egypt (D01)	06/20/30	1.000%(Q)	2,000	$290,451	$52	$290,399	MSI
Dominican Republic (D01)	06/20/30	1.000%(Q)	2,000	56,684	52	56,632	MSI
Emirate of Abu Dhabi (D01)	06/20/30	1.000%(Q)	2,000	(65,496)	52	(65,548)	MSI

PGIM Global Total Return Fund

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2025 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**(cont’d.):
Federal Republic of Nigeria (D01)	06/20/30	1.000%(Q)	2,000	$297,424	$52	$297,372	MSI
Federation of Malaysia (D01)	06/20/30	1.000%(Q)	3,000	(81,818)	78	(81,896)	MSI
Federative Republic of Brazil (D01)	06/20/30	1.000%(Q)	9,000	183,054	233	182,821	MSI
Kingdom of Bahrain (D01)	06/20/30	1.000%(Q)	2,000	62,671	52	62,619	MSI
Kingdom of Morocco (D01)	06/20/30	1.000%(Q)	2,000	(22,430)	52	(22,482)	MSI
Kingdom of Saudi Arabia (D01)	06/20/30	1.000%(Q)	5,000	(93,720)	129	(93,849)	MSI
People’s Republic of China (D01)	06/20/30	1.000%(Q)	9,000	(246,624)	233	(246,857)	MSI
Republic of Argentina (D01)	06/20/30	1.000%(Q)	2,000	511,873	52	511,821	MSI
Republic of Chile (D01)	06/20/30	1.000%(Q)	6,000	(125,984)	155	(126,139)	MSI
Republic of Colombia (D01)	06/20/30	1.000%(Q)	7,000	301,466	181	301,285	MSI
Republic of Indonesia (D01)	06/20/30	1.000%(Q)	8,000	(107,549)	207	(107,756)	MSI
Republic of Ivory Coast (D01)	06/20/30	1.000%(Q)	2,000	210,813	52	210,761	MSI
Republic of Panama (D01)	06/20/30	1.000%(Q)	2,000	62,928	52	62,876	MSI
Republic of Peru (D01)	06/20/30	1.000%(Q)	3,000	(34,548)	78	(34,626)	MSI
Republic of Philippines (D01)	06/20/30	1.000%(Q)	3,000	(57,770)	78	(57,848)	MSI
Republic of South Africa (D01)	06/20/30	1.000%(Q)	9,000	327,097	233	326,864	MSI
Republic of Turkey (D01)	06/20/30	1.000%(Q)	9,000	665,034	233	664,801	MSI
Sultanate of Oman (D01)	06/20/30	1.000%(Q)	2,000	(22,331)	52	(22,383)	MSI
United Mexican States (D01)	06/20/30	1.000%(Q)	9,000	24,815	233	24,582	MSI
Arab Republic of Egypt (D02)	06/20/30	1.000%(Q)	2,000	290,451	52	290,399	GSI
Dominican Republic (D02)	06/20/30	1.000%(Q)	2,000	56,684	52	56,632	GSI
Emirate of Abu Dhabi (D02)	06/20/30	1.000%(Q)	2,000	(65,496)	52	(65,548)	GSI
Federal Republic of Nigeria (D02)	06/20/30	1.000%(Q)	2,000	297,424	52	297,372	GSI
Federation of Malaysia (D02)	06/20/30	1.000%(Q)	3,000	(81,818)	78	(81,896)	GSI
Federative Republic of Brazil (D02)	06/20/30	1.000%(Q)	9,000	183,054	233	182,821	GSI
Kingdom of Bahrain (D02)	06/20/30	1.000%(Q)	2,000	62,671	52	62,619	GSI
Kingdom of Morocco (D02)	06/20/30	1.000%(Q)	2,000	(22,430)	52	(22,482)	GSI
Kingdom of Saudi Arabia (D02)	06/20/30	1.000%(Q)	5,000	(93,720)	129	(93,849)	GSI
People’s Republic of China (D02)	06/20/30	1.000%(Q)	9,000	(246,624)	233	(246,857)	GSI
Republic of Argentina (D02)	06/20/30	1.000%(Q)	2,000	511,873	52	511,821	GSI
Republic of Chile (D02)	06/20/30	1.000%(Q)	6,000	(125,984)	155	(126,139)	GSI
Republic of Colombia (D02)	06/20/30	1.000%(Q)	7,000	301,466	181	301,285	GSI
Republic of Indonesia (D02)	06/20/30	1.000%(Q)	8,000	(107,549)	207	(107,756)	GSI
Republic of Ivory Coast (D02)	06/20/30	1.000%(Q)	2,000	210,813	52	210,761	GSI
Republic of Panama (D02)	06/20/30	1.000%(Q)	2,000	62,928	52	62,876	GSI
Republic of Peru (D02)	06/20/30	1.000%(Q)	3,000	(34,548)	78	(34,626)	GSI
Republic of Philippines (D02)	06/20/30	1.000%(Q)	3,000	(57,770)	78	(57,848)	GSI
Republic of South Africa (D02)	06/20/30	1.000%(Q)	9,000	327,097	233	326,864	GSI
Republic of Turkey (D02)	06/20/30	1.000%(Q)	9,000	665,034	233	664,801	GSI
Sultanate of Oman (D02)	06/20/30	1.000%(Q)	2,000	(22,331)	52	(22,383)	GSI
United Mexican States (D02)	06/20/30	1.000%(Q)	9,000	24,815	233	24,582	GSI
				$4,272,080	$5,182	$4,266,898

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2025 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on credit indices— Sell Protection(2)**:
CDX.EM.43.V1 (D01)	06/20/30	1.000%(Q)	100,000	1.536%	$(2,190,400)	$(21,197)	$(2,169,203)	MSI
CDX.EM.43.V1 (D02)	06/20/30	1.000%(Q)	100,000	1.536%	(2,190,401)	(95,647)	(2,094,754)	GSI
					$(4,380,801)	$(116,844)	$(4,263,957)
**	The Fund entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The Fund bought/sold protection on an Emerging Market CDX Index and bought/sold protection on the countries which comprise the index. The upfront premium is attached to the index of the trade for the Emerging Markets CDX package(s). Each swap is priced individually. If any of the component swaps are closed out early, the Index exposure will be reduced by an amount proportionate to the terminated swap(s). Individual packages in the tables above are denoted by the corresponding footnotes (D01 - D02).

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:
GS_24-PCA	08/02/27	1.650%(M)	7,000	*	$18,182	$(7,447)	$25,629	GSI

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Arab Republic of Egypt	06/20/30	1.000%(Q)		4,700	$682,559	$866,160	$(183,601)	GSI
China Development Bank	06/20/29	1.000%(Q)		6,695	(166,529)	(53,240)	(113,289)	JPM
Gazprom PAO	12/20/25	1.000%(Q)		2,000	128,086	103,753	24,333	GSI
Gazprom PAO	06/20/26	1.000%(Q)		4,400	725,655	545,217	180,438	HSBC
Gazprom PAO	06/20/27	1.000%(Q)		8,650	1,815,024	1,851,073	(36,049)	HSBC
Gazprom PAO	06/20/27	1.000%(Q)		1,000	209,830	149,411	60,419	HSBC
Gazprom PAO	06/20/27	1.000%(Q)		600	125,898	148,937	(23,039)	JPM
Gazprom PAO	12/20/27	1.000%(Q)		3,300	747,255	770,516	(23,261)	JPM
Industrial & Commercial Bank of China Ltd.	06/20/29	1.000%(Q)		6,695	(182,064)	(46,458)	(135,606)	JPM
Kingdom of Morocco	12/20/27	1.000%(Q)		4,305	(73,764)	55,280	(129,044)	BNP
Petroleos Mexicanos	12/20/25	1.000%(Q)		3,000	7,394	25,966	(18,572)	CITI
Petroleos Mexicanos	12/20/25	2.795%(Q)		2,000	(13,139)	—	(13,139)	CITI
Petroleos Mexicanos	09/20/27	1.000%(Q)		4,500	140,312	260,957	(120,645)	MSI
Petroleos Mexicanos	06/20/29	1.000%(Q)		1,000	72,318	131,763	(59,445)	BARC
Petroleos Mexicanos	12/20/29	1.000%(Q)		4,050	355,216	652,861	(297,645)	BARC
Petroleos Mexicanos	06/20/30	1.000%(Q)		1,800	183,988	257,728	(73,740)	MSI
Petroleos Mexicanos	12/20/30	1.000%(Q)		1,000	116,687	195,202	(78,515)	BARC
Republic of Estonia	12/20/25	1.000%(Q)		10,000	(45,799)	(18,367)	(27,432)	BARC
Republic of Italy	12/20/27	1.000%(Q)	EUR	4,935	(131,928)	(87,054)	(44,874)	BARC
Republic of Panama	06/20/28	1.000%(Q)		2,810	12,965	18,230	(5,265)	CITI
Republic of Serbia	12/20/25	1.000%(Q)		5,000	(18,502)	3,638	(22,140)	BNP
Republic of South Africa	06/20/26	1.000%(Q)		1,000	(5,505)	7,029	(12,534)	GSI
Republic of South Africa	12/20/28	1.000%(Q)		3,000	30,322	61,017	(30,695)	GSI
Swiss Confederation	12/20/27	0.250%(Q)		5,000	(23,914)	—	(23,914)	BARC
					$4,692,365	$5,899,619	$(1,207,254)

PGIM Global Total Return Fund

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2025 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at July 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Australian Government Bond	12/20/27	1.000%(Q)		5,000	0.069%	$112,959	$80,735	$32,224	DB
Bank of America Corp.	12/20/25	1.000%(Q)		3,340	0.225%	13,943	9,279	4,664	GSI
Bank of Montreal^	11/20/29	1.250%(Q)		665	*	(911)	—	(911)	GSI
Canadian Imperial Bank of Commerce^	06/20/28	1.100%(Q)		535	*	2,141	—	2,141	GSI
Citigroup, Inc.	12/20/25	1.000%(Q)		3,340	0.248%	13,650	9,407	4,243	GSI
Comision Federal de Electricidad	06/20/29	1.000%(Q)		4,540	2.145%	(176,557)	(191,195)	14,638	CITI
Federative Republic of Brazil	06/20/29	0.940%(Q)	BRL	33,000	1.200%	(39,364)	(125)	(39,239)	BOA
Gazprom PAO	12/20/26	1.000%(Q)		8,600	17.637%	(1,618,425)	(1,500,766)	(117,659)	HSBC
Generalitat de Cataluna	12/20/25	1.000%(Q)		4,900	0.286%	19,295	(3,613)	22,908	DB
Hellenic Republic	12/20/29	1.000%(Q)	EUR	5,000	0.305%	174,061	9,733	164,328	CITI
Japan Govt.	06/20/28	1.000%(Q)		15,000	0.117%	382,940	302,252	80,688	CITI
Kingdom of Norway	12/20/25	—%(Q)		30,000	0.039%	(4,573)	(5,734)	1,161	BARC
Kingdom of Norway	12/20/25	—%(Q)		15,000	0.039%	(2,286)	(2,871)	585	BARC
Lincoln National Corp.	12/20/29	1.000%(Q)		7,100	1.000%	8,146	(100,221)	108,367	JPM
Morgan Stanley	12/20/25	1.000%(Q)		3,340	0.229%	13,899	9,279	4,620	GSI
Pacific Life	08/20/35	2.500%(Q)		800	2.634%	(5,912)	(3)	(5,909)	GSI
People’s Republic of China	06/20/29	1.000%(Q)		13,390	0.335%	338,528	129,402	209,126	JPM
Petroleos Mexicanos^	12/20/25	3.795%(Q)		2,000	*	38,688	—	38,688	CITI
Republic of Colombia	12/20/26	1.000%(Q)		1,000	0.931%	2,092	(16,179)	18,271	CITI
Republic of Cyprus	12/20/28	1.000%(Q)		1,000	0.349%	21,968	13,632	8,336	BARC
Republic of Estonia	12/20/25	1.000%(Q)	EUR	10,000	0.105%	53,328	12,723	40,605	DB
Republic of Estonia	12/20/26	1.000%(Q)		3,150	0.204%	37,760	8,273	29,487	JPM
Republic of Finland	06/20/27	0.250%(Q)		2,000	0.068%	7,260	3,183	4,077	BOA
Republic of France	06/20/34	0.250%(Q)		6,850	0.591%	(171,994)	(134,180)	(37,814)	CITI
Republic of France	12/20/34	0.250%(Q)		20,315	0.614%	(568,340)	(457,015)	(111,325)	BOA
Republic of France	12/20/34	0.250%(Q)		9,995	0.614%	(279,624)	(321,019)	41,395	BOA
Republic of Ireland	12/20/26	1.000%(Q)		2,000	0.073%	27,571	904	26,667	GSI
Republic of Ireland	06/20/27	1.000%(Q)		2,800	0.081%	50,440	16,062	34,378	MSI
Republic of Italy	06/20/26	1.000%(Q)		4,200	0.081%	38,776	(29,058)	67,834	BOA
Republic of Italy	06/20/30	1.000%(Q)		1,200	0.392%	34,033	(16,870)	50,903	BARC
Republic of Italy	12/20/33	1.000%(Q)		50,000	0.715%	1,065,264	(1,138,256)	2,203,520	BARC
Republic of Italy	12/20/34	1.000%(Q)		1,380	0.789%	24,042	(8,051)	32,093	CITI
Republic of Italy	12/20/34	1.000%(Q)		1,380	0.789%	24,042	(8,051)	32,093	CITI
Republic of Kazakhstan	06/20/29	1.000%(Q)		10,000	0.825%	74,658	34,290	40,368	BARC
Republic of Panama	12/20/26	1.000%(Q)		4,200	0.938%	8,404	3,353	5,051	CITI
Republic of Panama	06/20/28	1.000%(Q)		2,810	1.213%	(12,966)	(55,666)	42,700	CITI
Republic of Serbia	12/20/25	1.000%(Q)	EUR	5,000	0.347%	21,236	(30,894)	52,130	DB
Republic of Serbia	12/20/25	5.000%(Q)		4,500	0.347%	107,533	68,311	39,222	CITI
Republic of Serbia	12/20/25	1.000%(Q)		1,000	0.347%	3,700	(113)	3,813	BNP
Republic of South Africa	06/20/31	1.000%(Q)		3,000	2.185%	(175,866)	(224,463)	48,597	MSI
SoftBank Group Corp.	06/20/26	1.000%(Q)		2,240	1.025%	2,126	(9,781)	11,907	GSI
State of Illinois	06/20/28	1.000%(Q)		1,000	0.535%	13,707	(35,879)	49,586	CITI
State of Qatar	12/20/26	1.000%(Q)		4,000	0.107%	53,292	30,627	22,665	CITI
United Kingdom of Great Britain and Northern Ireland	12/20/27	1.000%(Q)		1,000	0.086%	22,201	10,631	11,570	DB
United Kingdom of Great Britain and Northern Ireland	12/20/28	1.000%(Q)		5,000	0.115%	147,749	98,380	49,369	BARC
United Mexican States	12/20/26	1.000%(Q)		4,000	0.529%	30,211	1,311	28,900	GSI
UnitedHealth Group, Inc.	06/20/26	1.000%(Q)		1,300	0.232%	10,278	8,297	1,981	GSI
						$(56,897)	$(3,429,939)	$3,373,042

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2025 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on credit indices - Sell Protection(2):
CMBX.NA.16.AAA	04/17/65	0.500%(M)	10,950	*	$(93,875)	$(95,062)	$1,187	CITI
CMBX.NA.17.AAA	12/15/56	0.500%(M)	25,000	*	(350,102)	(316,884)	(33,218)	CITI
CMBX.NA.17.AAA	12/15/56	0.500%(M)	16,065	*	(224,976)	(203,630)	(21,346)	CITI
CMBX.NA.17.AAA	12/15/56	0.500%(M)	5,000	*	(69,812)	(85,024)	15,212	CITI
CMBX.NA.17.AAA	12/15/56	0.500%(M)	3,500	*	(48,869)	(86,289)	37,420	CITI
CMBX.NA.18.AAA	12/17/57	0.500%(M)	15,560	*	12,619	15,109	(2,490)	GSI
CMBX.NA.18.AAA	12/17/57	0.500%(M)	10,000	*	8,110	(61,417)	69,527	CITI
CMBX.NA.18.AAA	12/17/57	0.500%(M)	10,000	*	9,082	11,832	(2,750)	GSI
CMBX.NA.18.AAA	12/17/57	0.500%(M)	9,000	*	7,299	(10,753)	18,052	CITI
CMBX.NA.18.AAA	12/17/57	0.500%(M)	1,000	*	908	1,080	(172)	CITI
					$(749,616)	$(831,038)	$81,422
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency swap agreement outstanding at July 31, 2025:
Notional Amount (000)#		Fund Receives	Notional Amount (000)#	Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Currency Swap Agreement:
CNH	10,000	2.350%(Q)	1,564	1 Day SOFR(Q)/ 4.390%	SCB	01/10/27	$(162,838)	$—	$(162,838)

PGIM Global Total Return Fund

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2025:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
AUD	18,000	12/03/29	2.700%(S)	6 Month BBSW(2)(S)/ 3.780%	$(572,930)	$(468,117)	$104,813
AUD	10,000	07/10/33	2.987%(S)	6 Month BBSW(2)(S)/ 3.780%	89,665	(459,681)	(549,346)
AUD	10,000	03/26/36	2.101%(S)	6 Month BBSW(2)(S)/ 3.780%	—	(1,242,250)	(1,242,250)
CAD	1,845	12/03/34	3.500%(S)	1 Day CORRA(1)(S)/ 2.760%	(21,039)	(42,613)	(21,574)
CAD	19,975	12/03/35	3.500%(S)	1 Day CORRA(2)(S)/ 2.760%	546,583	433,415	(113,168)
CAD	3,410	12/03/48	3.450%(S)	1 Day CORRA(2)(S)/ 2.760%	(63,352)	2,391	65,743
CAD	2,765	12/03/49	3.400%(S)	1 Day CORRA(2)(S)/ 2.760%	137,381	(11,812)	(149,193)
CAD	415	12/03/54	3.250%(S)	1 Day CORRA(1)(S)/ 2.760%	(1,955)	7,331	9,286
CHF	14,500	01/31/29	0.260%(A)	1 Day SARON(2)(S)/ (0.033)%	(33,002)	110,919	143,921
CHF	800	10/17/31	0.033%(A)	1 Day SARON(2)(S)/ (0.033)%	(494)	(18,795)	(18,301)
CHF	4,000	11/05/31	0.125%(A)	1 Day SARON(2)(A)/ (0.033)%	—	(53,101)	(53,101)
CHF	700	04/03/33	0.687%(A)	1 Day SARON(2)(S)/ (0.033)%	(2,918)	17,536	20,454
CHF	11,630	03/20/34	1.258%(A)	1 Day SARON(1)(A)/ (0.033)%	(911,674)	(1,084,913)	(173,239)
CHF	12,200	12/13/34	0.371%(A)	1 Day SARON(2)(A)/ (0.033)%	—	(144,026)	(144,026)
CHF	19,925	07/04/35	0.519%(A)	1 Day SARON(2)(A)/ (0.033)%	—	22,944	22,944
CLP	634,000	02/11/30	3.085%(S)	1 Day CLOIS(2)(S)/ 4.750%	—	(49,873)	(49,873)
CLP	800,000	07/13/30	2.030%(S)	1 Day CLOIS(2)(S)/ 4.750%	—	(101,253)	(101,253)
CNH	48,542	08/06/25	2.555%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.550%	3	14,207	14,204
CNH	129,600	09/01/25	2.735%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.550%	(4)	49,247	49,251
CNH	225,740	11/02/25	2.588%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.550%	51	150,774	150,723
CNH	200,000	12/09/25	2.855%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.550%	—	175,824	175,824
CNH	192,490	01/05/26	2.660%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.550%	(76)	149,089	149,165
CNH	40,000	03/03/26	2.840%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.550%	(19)	52,147	52,166
CNH	260,000	03/04/26	1.765%(Q)	7 Day China Fixing Repo Rates(1)(Q)/ 1.550%	—	(48,378)	(48,378)
CNH	50,000	03/23/26	2.875%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.550%	—	68,110	68,110
CNH	345,920	04/12/26	2.810%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.550%	(231)	458,372	458,603
CNH	6,300	12/22/26	2.460%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.550%	—	12,221	12,221
CNH	434,070	05/11/28	2.600%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.550%	605,687	1,898,593	1,292,906
CNH	69,650	12/06/28	2.400%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.550%	—	285,264	285,264
CNH	286,750	05/15/29	2.027%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.550%	—	736,376	736,376
CNH	95,000	07/23/29	1.873%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.550%	138,726	167,782	29,056
CNH	60,000	12/12/29	1.496%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.550%	—	(22,105)	(22,105)
CNH	106,665	05/11/30	1.500%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.550%	(40,323)	(51,573)	(11,250)
DKK	5,000	08/29/26	0.580%(A)	6 Month CIBOR(2)(S)/ 2.140%	4	(17,060)	(17,064)
DKK	1,300	10/21/26	0.673%(A)	6 Month CIBOR(2)(S)/ 2.140%	1	(3,862)	(3,863)
DKK	13,000	03/15/27	1.123%(A)	6 Month CIBOR(2)(S)/ 2.140%	—	(44,438)	(44,438)
DKK	1,865	06/22/27	0.987%(A)	6 Month CIBOR(2)(S)/ 2.140%	—	(6,658)	(6,658)
DKK	9,925	07/10/35	3.200%(A)	6 Month CIBOR(2)(S)/ 2.140%	45,008	52,147	7,139
EUR	65,650	04/23/26	3.076%(A)	1 Day EuroSTR(1)(A)/ 1.919%	—	(870,701)	(870,701)
EUR	18,515	10/11/29	2.101%(A)	1 Day EuroSTR(1)(A)/ 1.919%	—	(15,562)	(15,562)
EUR	27,230	08/15/30	(0.191)%(A)	1 Day EuroSTR(2)(A)/ 1.919%	(7,778)	(4,398,369)	(4,390,591)
EUR	17,280	05/11/31	2.650%(A)	1 Day EuroSTR(1)(A)/ 1.919%	(428,030)	(503,790)	(75,760)
EUR	6,400	02/23/32	1.180%(A)	6 Month EURIBOR(2)(S)/ 2.075%	106	(617,399)	(617,505)
EUR	4,680	03/29/32	1.170%(A)	6 Month EURIBOR(2)(S)/ 2.075%	1,029	(455,139)	(456,168)
EUR	4,150	05/11/32	1.100%(A)	6 Month EURIBOR(2)(S)/ 2.075%	(56,672)	(422,289)	(365,617)
EUR	7,000	06/28/32	0.785%(A)	6 Month EURIBOR(2)(S)/ 2.075%	(37,310)	(876,542)	(839,232)
EUR	3,050	10/30/32	1.302%(A)	6 Month EURIBOR(2)(S)/ 2.075%	—	(266,014)	(266,014)
EUR	19,945	03/20/33	2.996%(A)	6 Month EURIBOR(2)(S)/ 2.075%	—	752,240	752,240
EUR	14,225	05/11/33	1.000%(A)	6 Month EURIBOR(2)(S)/ 2.075%	(236,340)	(1,825,219)	(1,588,879)
EUR	26,060	02/15/34	2.192%(A)	1 Day EuroSTR(1)(A)/ 1.919%	—	489,065	489,065
EUR	28,840	02/15/34	2.231%(A)	1 Day EuroSTR(1)(A)/ 1.919%	—	435,232	435,232
EUR	19,745	02/15/34	2.258%(A)	1 Day EuroSTR(1)(A)/ 1.919%	—	247,633	247,633
EUR	4,290	03/20/34	2.560%(A)	1 Day EuroSTR(1)(A)/ 1.919%	—	(65,607)	(65,607)
EUR	12,390	05/11/34	2.650%(A)	1 Day EuroSTR(2)(A)/ 1.919%	320,111	281,882	(38,229)
EUR	14,280	03/20/38	2.982%(A)	6 Month EURIBOR(1)(S)/ 2.075%	—	(376,135)	(376,135)
EUR	365	05/11/39	1.100%(A)	1 Day EuroSTR(2)(A)/ 1.919%	(2,522)	(76,741)	(74,219)
EUR	12,485	11/24/41	0.565%(A)	6 Month EURIBOR(1)(S)/ 2.075%	—	2,752,303	2,752,303
EUR	12,485	11/24/41	0.600%(A)	3 Month EURIBOR(2)(Q)/ 2.008%	—	(2,741,426)	(2,741,426)
EUR	30,272	11/25/41	0.629%(A)	6 Month EURIBOR(1)(S)/ 2.075%	—	6,508,628	6,508,628
EUR	30,272	11/25/41	0.663%(A)	3 Month EURIBOR(2)(Q)/ 2.008%	—	(6,486,168)	(6,486,168)
EUR	8,450	02/17/42	0.536%(A)	6 Month EURIBOR(2)(S)/ 2.075%	—	(3,093,308)	(3,093,308)

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2025 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
EUR	17,040	03/22/42	1.257%(A)	6 Month EURIBOR(1)(S)/ 2.075%	$—	$2,748,580	$2,748,580
EUR	17,040	03/22/42	1.310%(A)	3 Month EURIBOR(2)(Q)/ 2.008%	—	(2,712,587)	(2,712,587)
EUR	1,235	07/04/42	1.001%(A)	6 Month EURIBOR(2)(S)/ 2.075%	(106,256)	(359,080)	(252,824)
EUR	15,130	02/24/43	2.910%(A)	6 Month EURIBOR(1)(S)/ 2.075%	12,548	(101,731)	(114,279)
EUR	15,130	02/24/43	2.960%(A)	3 Month EURIBOR(2)(Q)/ 2.008%	(6,940)	375,588	382,528
EUR	14,270	03/09/46	0.425%(A)	6 Month EURIBOR(2)(S)/ 2.075%	—	(6,438,763)	(6,438,763)
EUR	3,000	05/11/49	1.450%(A)	6 Month EURIBOR(2)(S)/ 2.075%	(97,482)	(853,657)	(756,175)
EUR	44,440	11/28/54	1.468%(A)	6 Month EURIBOR(1)(S)/ 2.075%	(31,553)	3,197,987	3,229,540
GBP	38,240	05/08/27	1.050%(A)	1 Day SONIA(1)(A)/ 4.217%	2,893,276	2,622,900	(270,376)
GBP	40,655	05/08/28	1.100%(A)	1 Day SONIA(1)(A)/ 4.217%	8,130,379	3,950,300	(4,180,079)
GBP	30,750	06/07/28	4.059%(A)	1 Day SONIA(2)(A)/ 4.217%	747	418,556	417,809
GBP	38,880	05/08/29	1.100%(A)	1 Day SONIA(1)(A)/ 4.217%	5,919,338	4,958,920	(960,418)
GBP	8,290	05/08/30	1.100%(A)	1 Day SONIA(1)(A)/ 4.217%	2,099,979	1,314,050	(785,929)
GBP	6,355	05/08/32	1.150%(A)	1 Day SONIA(2)(A)/ 4.217%	(711,417)	(1,389,787)	(678,370)
GBP	14,450	05/08/33	1.150%(A)	1 Day SONIA(1)(A)/ 4.217%	4,631,444	3,630,278	(1,001,166)
GBP	2,120	05/08/37	1.200%(A)	1 Day SONIA(2)(A)/ 4.217%	(562,865)	(791,991)	(229,126)
GBP	4,100	05/08/42	1.250%(A)	1 Day SONIA(2)(A)/ 4.217%	20,301	(2,068,799)	(2,089,100)
GBP	9,725	05/08/46	1.250%(A)	1 Day SONIA(2)(A)/ 4.217%	1,483,909	(5,749,597)	(7,233,506)
GBP	3,440	05/08/49	1.250%(A)	1 Day SONIA(2)(A)/ 4.217%	612,062	(2,213,625)	(2,825,687)
GBP	3,540	09/03/50	0.328%(A)	1 Day SONIA(2)(A)/ 4.217%	(31)	(3,149,151)	(3,149,120)
GBP	1,800	05/08/52	1.250%(A)	1 Day SONIA(2)(A)/ 4.217%	(216,398)	(1,235,387)	(1,018,989)
GBP	3,700	05/08/54	1.250%(A)	1 Day SONIA(2)(A)/ 4.217%	(2,044,026)	(2,624,944)	(580,918)
HUF	500,000	03/31/31	2.460%(A)	6 Month BUBOR(2)(S)/ 6.490%	—	(287,080)	(287,080)
ILS	21,840	07/08/30	3.950%(A)	1 Day SHIR(2)(A)/ 4.500%	1,503	(22,155)	(23,658)
JPY	9,000,000	03/02/26	0.029%(S)	1 Day TONAR(2)(S)/ 0.478%	6	(341,352)	(341,358)
JPY	5,000,000	06/02/26	0.009%(S)	1 Day TONAR(2)(S)/ 0.478%	16	(218,438)	(218,454)
JPY	2,000,000	01/04/27	(0.033)%(S)	1 Day TONAR(2)(S)/ 0.478%	1,787	(161,034)	(162,821)
JPY	2,100,000	05/06/27	0.020%(S)	1 Day TONAR(2)(S)/ 0.478%	27	(215,620)	(215,647)
JPY	2,140,000	07/08/27	0.500%(A)	1 Day TONAR(2)(A)/ 0.478%	(90,777)	(80,452)	10,325
JPY	6,295,000	04/11/28	0.609%(A)	1 Day TONAR(1)(A)/ 0.478%	—	273,727	273,727
JPY	7,080,000	07/08/28	(0.050)%(A)	1 Day TONAR(1)(A)/ 0.478%	1,970,701	1,295,786	(674,915)
JPY	3,674,000	07/31/28	0.268%(A)	1 Day TONAR(2)(A)/ 0.478%	—	(451,601)	(451,601)
JPY	1,800,000	11/12/28	0.011%(S)	1 Day TONAR(2)(S)/ 0.478%	44	(385,505)	(385,549)
JPY	135,000	02/20/29	1.260%(S)	1 Day TONAR(2)(S)/ 0.478%	(2,590)	11,352	13,942
JPY	2,500,000	03/22/29	0.068%(S)	1 Day TONAR(2)(S)/ 0.478%	(1,136)	(578,412)	(577,276)
JPY	50,000	04/02/29	1.288%(S)	1 Day TONAR(2)(S)/ 0.478%	(602)	4,308	4,910
JPY	100,000	08/18/29	1.070%(S)	1 Day TONAR(2)(S)/ 0.478%	(1,725)	2,910	4,635
JPY	100,000	08/28/29	1.043%(S)	1 Day TONAR(2)(S)/ 0.478%	(1,485)	1,979	3,464
JPY	200,000	09/09/29	1.061%(S)	1 Day TONAR(2)(S)/ 0.478%	(2,756)	4,788	7,544
JPY	655,000	09/29/29	1.064%(S)	1 Day TONAR(2)(S)/ 0.478%	(7,067)	14,465	21,532
JPY	300,000	07/02/30	0.047%(S)	1 Day TONAR(2)(S)/ 0.478%	(148)	(98,671)	(98,523)
JPY	200,000	04/01/31	0.319%(S)	1 Day TONAR(2)(S)/ 0.478%	(650)	(59,062)	(58,412)
JPY	215,000	05/06/31	0.354%(S)	1 Day TONAR(2)(S)/ 0.478%	(365)	(61,744)	(61,379)
JPY	150,000	07/07/31	0.071%(S)	1 Day TONAR(2)(S)/ 0.478%	(170)	(60,926)	(60,756)
JPY	2,945,000	07/08/31	0.000%(A)	1 Day TONAR(1)(A)/ 0.478%	1,073,710	1,210,132	136,422
JPY	700,000	08/05/31	0.026%(S)	1 Day TONAR(2)(S)/ 0.478%	36	(311,447)	(311,483)
JPY	256,500	08/15/31	0.223%(S)	1 Day TONAR(2)(S)/ 0.478%	(979)	(93,398)	(92,419)
JPY	130,000	08/30/31	0.217%(S)	1 Day TONAR(2)(S)/ 0.478%	(404)	(47,952)	(47,548)
JPY	120,000	09/08/31	0.316%(S)	1 Day TONAR(2)(S)/ 0.478%	(524)	(39,495)	(38,971)
JPY	190,000	09/21/31	0.328%(S)	1 Day TONAR(2)(S)/ 0.478%	(744)	(62,088)	(61,344)
JPY	350,000	10/14/31	0.270%(S)	1 Day TONAR(2)(S)/ 0.478%	(797)	(124,058)	(123,261)
JPY	200,000	04/06/32	0.484%(S)	1 Day TONAR(2)(S)/ 0.478%	(986)	(59,493)	(58,507)
JPY	159,520	04/07/32	0.491%(S)	1 Day TONAR(2)(S)/ 0.478%	(786)	(46,960)	(46,174)
JPY	1,200,000	05/19/32	0.023%(S)	1 Day TONAR(2)(S)/ 0.478%	(18)	(614,988)	(614,970)
JPY	800,000	05/29/32	0.016%(S)	1 Day TONAR(2)(S)/ 0.478%	(2)	(414,187)	(414,185)
JPY	140,000	06/07/32	0.451%(S)	1 Day TONAR(2)(S)/ 0.478%	—	(45,296)	(45,296)
JPY	71,000	09/21/32	0.463%(S)	1 Day TONAR(2)(S)/ 0.478%	(419)	(24,203)	(23,784)
JPY	160,000	11/14/32	2.390%(S)	1 Day TONAR(2)(S)/ 0.478%	—	91,752	91,752
JPY	530,000	07/08/33	0.100%(A)	1 Day TONAR(2)(A)/ 0.478%	(220,295)	(294,196)	(73,901)
JPY	900,000	01/04/38	0.757%(S)	1 Day TONAR(2)(S)/ 0.478%	(20,294)	(570,548)	(550,254)

PGIM Global Total Return Fund

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2025 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
JPY	800,000	03/28/38	0.656%(S)	1 Day TONAR(2)(S)/ 0.478%	$(6,993)	$(587,503)	$(580,510)
JPY	675,000	04/06/38	0.655%(S)	1 Day TONAR(2)(S)/ 0.478%	(5,229)	(498,176)	(492,947)
JPY	285,000	07/08/38	0.200%(A)	1 Day TONAR(1)(A)/ 0.478%	318,796	308,763	(10,033)
JPY	600,000	08/10/38	0.822%(S)	1 Day TONAR(2)(S)/ 0.478%	(11,267)	(383,034)	(371,767)
JPY	2,430,385	12/03/38	0.600%(S)	1 Day TONAR(2)(S)/ 0.478%	(1,130)	(2,091,506)	(2,090,376)
JPY	969,000	12/03/39	0.650%(S)	1 Day TONAR(2)(S)/ 0.478%	(494)	(910,647)	(910,153)
JPY	765,000	07/08/40	1.400%(A)	1 Day TONAR(2)(A)/ 0.478%	(111,811)	(222,956)	(111,145)
JPY	166,000	05/09/43	0.820%(S)	1 Day TONAR(2)(S)/ 0.478%	(777)	(199,257)	(198,480)
JPY	2,000,000	10/23/45	0.333%(S)	1 Day TONAR(2)(S)/ 0.478%	(5,881)	(4,086,580)	(4,080,699)
JPY	775,000	04/12/46	0.496%(S)	1 Day TONAR(2)(S)/ 0.478%	(4,373)	(1,482,116)	(1,477,743)
JPY	110,291	04/15/46	0.560%(S)	1 Day TONAR(2)(S)/ 0.478%	(655)	(202,726)	(202,071)
JPY	26,000	10/04/47	0.942%(S)	1 Day TONAR(2)(S)/ 0.478%	(326)	(39,972)	(39,646)
JPY	560,000	11/24/47	0.888%(S)	1 Day TONAR(2)(S)/ 0.478%	(1,360)	(908,721)	(907,361)
JPY	940,000	07/08/49	1.700%(A)	1 Day TONAR(1)(A)/ 0.478%	60,876	632,101	571,225
JPY	500,000	05/29/50	0.186%(S)	1 Day TONAR(2)(S)/ 0.478%	(151)	(1,400,500)	(1,400,349)
JPY	975,000	07/08/50	1.700%(A)	1 Day TONAR(1)(A)/ 0.478%	150,529	716,472	565,943
JPY	500,000	08/26/50	0.334%(S)	1 Day TONAR(2)(S)/ 0.478%	(3,408)	(1,317,319)	(1,313,911)
JPY	1,000,000	12/16/50	0.338%(S)	1 Day TONAR(2)(S)/ 0.478%	(11,737)	(2,658,637)	(2,646,900)
JPY	1,200,000	02/08/51	0.467%(S)	1 Day TONAR(2)(S)/ 0.478%	(13,962)	(3,003,247)	(2,989,285)
JPY	1,650,000	03/30/51	0.520%(S)	1 Day TONAR(2)(S)/ 0.478%	(12,068)	(4,031,190)	(4,019,122)
JPY	701,000	07/31/53	1.102%(A)	1 Day TONAR(1)(A)/ 0.478%	—	1,237,287	1,237,287
JPY	1,000,000	07/08/54	0.450%(A)	1 Day TONAR(1)(A)/ 0.478%	1,781,890	2,776,620	994,730
JPY	2,145,000	07/08/54	1.750%(A)	1 Day TONAR(2)(A)/ 0.478%	99,598	(1,902,662)	(2,002,260)
JPY	570,000	07/08/55	1.750%(A)	1 Day TONAR(2)(A)/ 0.478%	(341,248)	(533,494)	(192,246)
KRW	18,824,000	08/06/25	0.830%(Q)	3 Month KWCDC(2)(Q)/ 2.510%	(1)	(64,993)	(64,992)
KRW	19,850,000	04/19/28	3.135%(Q)	3 Month KWCDC(2)(Q)/ 2.510%	—	279,396	279,396
KRW	20,447,900	09/10/28	2.043%(Q)	3 Month KWCDC(2)(Q)/ 2.510%	295,678	(180,055)	(475,733)
KRW	11,000,000	02/05/30	1.319%(Q)	3 Month KWCDC(2)(Q)/ 2.510%	6	(424,820)	(424,826)
KRW	5,000,000	01/05/31	1.258%(Q)	3 Month KWCDC(2)(Q)/ 2.510%	—	(236,092)	(236,092)
KRW	4,000,000	08/13/31	1.630%(Q)	3 Month KWCDC(2)(Q)/ 2.510%	—	(137,899)	(137,899)
KRW	1,067,160	03/10/33	3.150%(Q)	3 Month KWCDC(2)(Q)/ 2.510%	(13,894)	31,240	45,134
KRW	2,640,000	11/24/33	3.610%(Q)	3 Month KWCDC(2)(Q)/ 2.510%	—	149,738	149,738
KRW	30,916,085	03/10/34	3.150%(Q)	3 Month KWCDC(2)(Q)/ 2.510%	7,349	968,205	960,856
KRW	12,166,000	03/10/35	3.200%(Q)	3 Month KWCDC(2)(Q)/ 2.510%	381,531	440,850	59,319
KRW	11,100,000	11/08/39	3.000%(Q)	3 Month KWCDC(2)(Q)/ 2.510%	—	334,988	334,988
KRW	8,800,000	11/08/44	2.840%(Q)	3 Month KWCDC(1)(Q)/ 2.510%	—	(292,088)	(292,088)
MXN	170,735	12/10/25	9.425%(M)	28 Day Mexican Interbank Rate(2)(M)/ 8.244%	1,265	48,620	47,355
NOK	36,000	02/07/29	2.083%(A)	6 Month NIBOR(2)(S)/ 4.360%	—	(249,109)	(249,109)
NOK	48,000	10/07/29	1.660%(A)	6 Month NIBOR(2)(S)/ 4.360%	—	(406,028)	(406,028)
NZD	6,450	11/28/28	2.950%(S)	3 Month BBR(2)(Q)/ 3.195%	—	(47,413)	(47,413)
NZD	21,660	07/31/35	4.068%(S)	3 Month BBR(2)(Q)/ 3.195%	—	21,360	21,360
PLN	10,000	03/26/31	1.675%(A)	6 Month WIBOR(2)(S)/ 4.780%	—	(378,447)	(378,447)
SEK	60,000	07/10/32	3.150%(A)	3 Month STIBOR(1)(Q)/ 2.159%	(346,154)	(236,968)	109,186
SGD	17,215	07/29/31	1.120%(S)	1 Day SORA(2)(S)/ 1.752%	71,632	(482,046)	(553,678)
THB	173,600	04/28/30	1.020%(Q)	1 Day THOR(2)(Q)/ 1.741%	—	(66,669)	(66,669)
THB	23,000	05/29/30	2.645%(Q)	1 Day THOR(2)(Q)/ 1.741%	(630)	45,691	46,321
THB	72,900	06/25/30	0.990%(Q)	1 Day THOR(2)(Q)/ 1.741%	—	(34,404)	(34,404)
THB	200,200	07/03/30	1.028%(Q)	1 Day THOR(2)(Q)/ 1.741%	—	(82,980)	(82,980)
THB	115,500	08/17/31	1.320%(Q)	1 Day THOR(2)(Q)/ 1.741%	—	(10,218)	(10,218)
THB	260,500	04/18/34	2.895%(Q)	1 Day THOR(2)(Q)/ 1.741%	—	907,064	907,064
THB	218,530	04/22/34	2.818%(Q)	1 Day THOR(2)(Q)/ 1.741%	—	718,071	718,071
THB	110,000	04/23/34	2.855%(Q)	1 Day THOR(2)(Q)/ 1.741%	—	371,685	371,685
THB	204,200	12/16/34	2.173%(Q)	1 Day THOR(2)(Q)/ 1.741%	—	338,887	338,887
TWD	564,000	02/17/28	1.390%(Q)	3 Month TAIBOR(1)(Q)/ 1.678%	—	97,710	97,710
	282,225	08/19/25	4.395%(T)	1 Day SOFR(2)(T)/ 4.390%	(883)	(1,297,889)	(1,297,006)
	118,435	11/12/25	4.200%(T)	1 Day SOFR(1)(T)/ 4.390%	41,278	289,702	248,424
	71,770	04/23/26	4.861%(A)	1 Day SOFR(2)(A)/ 4.390%	—	423,794	423,794
	139,215	05/11/26	4.750%(A)	1 Day SOFR(2)(A)/ 4.390%	1,210,565	712,835	(497,730)
	50,180	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 4.390%	—	(401,050)	(401,050)
	32,215	09/05/28	4.027%(A)	1 Day SOFR(1)(A)/ 4.390%	—	(245,784)	(245,784)

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2025 (continued):
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
27,150	09/28/28	4.396%(A)	1 Day SOFR(1)(A)/ 4.390%	$—	$(620,180)	$(620,180)
30,430	11/07/28	4.223%(A)	1 Day SOFR(1)(A)/ 4.390%	—	(541,855)	(541,855)
30,780	05/17/29	4.143%(A)	1 Day SOFR(1)(A)/ 4.390%	—	(599,015)	(599,015)
21,040	03/28/32	3.841%(A)	1 Day SOFR(1)(A)/ 4.390%	—	(178,899)	(178,899)
13,000	04/26/33	3.070%(A)	1 Day SOFR(2)(A)/ 4.390%	—	(382,651)	(382,651)
16,570	12/10/34	3.911%(A)	1 Day SOFR(2)(A)/ 4.390%	—	90,616	90,616
16,030	08/01/35	3.869%(A)	1 Day SOFR(1)(A)/ 4.390%	—	(54,067)	(54,067)
38,155	08/15/39	3.771%(A)	1 Day SOFR(2)(A)/ 4.390%	—	(1,233,008)	(1,233,008)
21,865	05/11/45	4.000%(A)	1 Day SOFR(2)(A)/ 4.390%	(923,603)	(301,498)	622,105
29,415	05/11/49	1.350%(A)	1 Day SOFR(2)(A)/ 4.390%	(11,439,021)	(12,533,707)	(1,094,686)
8,440	12/16/49	3.805%(A)	1 Day SOFR(2)(A)/ 4.390%	—	(404,845)	(404,845)
7,443	11/15/52	3.927%(A)	1 Day SOFR(1)(A)/ 4.390%	—	185,521	185,521
7,710	04/30/54	4.027%(A)	1 Day SOFR(1)(A)/ 4.390%	—	40,746	40,746
15,125	05/10/54	3.850%(A)	1 Day SOFR(2)(A)/ 4.390%	(85,930)	(538,232)	(452,302)
27,110	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 4.390%	11,885,095	12,628,306	743,211
140,995	12/14/54	3.136%(A)	1 Day SOFR(1)(A)/ 4.390%	565,538	3,841,239	3,275,701
14,416	12/15/54	3.638%(A)	1 Day SOFR(1)(A)/ 4.390%	—	826,769	826,769
7,515	12/16/54	3.719%(A)	1 Day SOFR(1)(A)/ 4.390%	—	454,636	454,636
21,200	01/15/55	4.130%(A)	1 Day SOFR(1)(A)/ 4.390%	(409,640)	(275,696)	133,944
47,230	05/11/55	3.850%(A)	1 Day SOFR(1)(A)/ 4.390%	1,952,386	1,618,440	(333,946)
16,430	05/10/74	3.420%(A)	1 Day SOFR(1)(A)/ 4.390%	169,941	1,396,353	1,226,412
24,840	05/11/74	1.950%(A)	1 Day SOFR(1)(A)/ 4.390%	111,923	1,092,618	980,695
				$29,540,062	$(35,332,872)	$(64,872,934)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
BRL	10,457	01/02/31	13.788%(T)	1 Day BROIS(1)(T)/ 0.055%	$(15,284)	$—	$(15,284)	GSI
BRL	10,457	01/02/31	13.940%(T)	1 Day BROIS(2)(T)/ 0.055%	30,992	—	30,992	GSI
BRL	106,841	01/02/31	14.190%(T)	1 Day BROIS(1)(T)/ 0.055%	(583,625)	—	(583,625)	GSI
BRL	106,841	01/02/31	14.340%(T)	1 Day BROIS(2)(T)/ 0.055%	538,561	—	538,561	GSI
CNH	10,000	04/02/26	3.120%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.550%	16,362	3	16,359	CITI
CNH	1,000	06/15/28	2.365%(Q)	7 Day China Fixing Repo Rates(1)(Q)/ 1.550%	(3,438)	—	(3,438)	MSI
CNH	1,000	06/15/28	2.410%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.550%	3,595	—	3,595	MSI
CNH	75,000	07/12/28	2.410%(Q)	7 Day China Fixing Repo Rates(1)(Q)/ 1.550%	(272,412)	—	(272,412)	MSI
CNH	75,000	07/12/28	2.455%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.550%	284,190	—	284,190	MSI
CNH	34,800	07/31/30	2.515%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.550%	219,639	—	219,639	MSI
CNH	16,100	11/24/30	2.495%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.550%	108,047	—	108,047	MSI
CNH	5,000	10/14/31	2.675%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.550%	44,779	—	44,779	SCB
CNH	30,000	11/02/31	2.700%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.550%	284,330	—	284,330	SCB
JPY	35,000	12/14/32	1.575%(S)	6 Month JPY LIBOR(2)(S)/ 0.072%	6,686	—	6,686	HSBC
KRW	1,485,000	10/28/26	1.520%(Q)	3 Month KWCDC(2)(Q)/ 2.510%	(11,532)	(7)	(11,525)	JPM
KRW	2,040,000	04/26/27	1.880%(Q)	3 Month KWCDC(2)(Q)/ 2.510%	(12,791)	—	(12,791)	MSI
KRW	1,280,000	10/17/28	1.450%(Q)	3 Month KWCDC(2)(Q)/ 2.510%	(28,383)	—	(28,383)	CITI
KRW	520,000	01/27/31	1.870%(Q)	3 Month KWCDC(2)(Q)/ 2.510%	(12,619)	—	(12,619)	JPM
KRW	8,100,000	05/30/34	3.418%(Q)	3 Month KWCDC(2)(Q)/ 2.510%	386,101	—	386,101	GSI
KRW	3,330,000	05/30/54	2.968%(Q)	3 Month KWCDC(1)(Q)/ 2.510%	(311,191)	—	(311,191)	GSI
MYR	23,575	04/09/26	2.625%(Q)	3 Month KLIBOR(2)(Q)/ 3.230%	(25,720)	(83)	(25,637)	MSI
MYR	45,900	08/12/26	2.605%(Q)	3 Month KLIBOR(2)(Q)/ 3.230%	(82,521)	(194)	(82,327)	HSBC
MYR	3,000	07/29/27	3.060%(Q)	3 Month KLIBOR(2)(Q)/ 3.230%	107	3	104	JPM
MYR	3,160	07/11/29	3.528%(Q)	3 Month KLIBOR(2)(Q)/ 3.230%	12,487	(6)	12,493	MSI
MYR	11,700	11/19/29	3.245%(Q)	3 Month KLIBOR(2)(Q)/ 3.230%	14,484	17	14,467	MSI
MYR	17,800	02/04/30	3.060%(Q)	3 Month KLIBOR(2)(Q)/ 3.230%	(13,189)	9	(13,198)	MSI
MYR	17,745	02/28/32	3.625%(Q)	3 Month KLIBOR(2)(Q)/ 3.230%	111,372	4	111,368	JPM
MYR	13,700	07/29/35	3.330%(Q)	3 Month KLIBOR(2)(Q)/ 3.230%	2,151	(9)	2,160	JPM
SAR	49,500	04/26/33	4.495%(A)	3 Month SAIBOR(1)(Q)/ 5.405%	222,951	—	222,951	MSI
	10,000	09/22/28	3.290%(S)	1 Week MUNIPSA(1)(Q)/ 2.290%	(356,152)	—	(356,152)	JPM
					$557,977	$(263)	$558,240

PGIM Global Total Return Fund

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2025 (continued):
(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at July 31, 2025:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
U.S. Treasury Bond(T)	1 Day USOIS +24bps(T)/ 4.570%	JPM	08/13/25	45,637	$68,654	$—	$68,654
U.S. Treasury Bond(T)	1 Day USOIS +17bps(T)/ 4.500%	JPM	08/29/25	56,495	1,127,148	—	1,127,148
U.S. Treasury Bond(T)	1 Day USOIS -30bps(T)/ 4.030%	JPM	09/03/25	106,145	1,662,391	—	1,662,391
U.S. Treasury Notes(T)	1 Day USOIS +18bps(T)/ 4.510%	JPM	08/12/25	57,900	(478,061)	—	(478,061)
U.S. Treasury Notes(T)	1 Day USOIS +18bps(T)/ 4.510%	JPM	08/12/25	93,700	(489,976)	—	(489,976)
					$1,890,156	$—	$1,890,156
(1)	On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).